Investments in associates (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of associates [abstract]
Investments in associates
(a)	Investments in associates as of December 31, 2021 and 2022 are as follows:

Investees	Country	Reporting date	Ownership (%)
			2021	2022
BNP Paribas Cardif Life Insurance (*1),(*2)	Korea	September 30	14.99	14.99
Songrim Partners (*7)	Korea	—	35.34	—
Partners 4th Growth Investment Fund (*4)	Korea	November 30	25.00	25.00
KTB Newlake Global Healthcare PEF	Korea	December 31	30.00	20.57
Shinhan-Neoplux Energy Newbiz Fund (*1),(*5)	Korea	December 31	31.66	31.66
Shinhan-Albatross tech investment Fund (*4),(*5)	Korea	November 30	50.00	50.00
Meritz AI-SingA330-A Investment Type Private Placement Special Asset Fund	Korea	December 31	23.89	23.89
Meritz AI-SingA330-B Investment Type Private Placement Special Asset Fund	Korea	December 31	20.16	20.16
VOGO Debt Strategy Qualified IV Private	Korea	December 31	20.00	20.00
Shinhan-Midas Donga Secondary Fund (*6)	Korea	December 31	50.00	50.00

Investees	Country	Reporting date	Ownership (%)
			2021	2022
ShinHan – Soo Young Entrepreneur Investment Fund No.1	Korea	December 31	24.00	24.00
Shinhan Praxis K-Growth Global Private Equity Fund (*9)	Korea	December 31	18.87	14.15
Kiwoom Milestone Professional Private Real Estate Trust 19	Korea	December 31	50.00	50.00
AIP EURO Green Private Real Estate Trust No.3 (*7)	Korea	—	21.28	—
Shinhan Global Healthcare Fund 1 (*9)	Korea	December 31	4.41	4.41
KB NA Hickory Private Special Asset Fund	Korea	December 31	37.50	37.50
Koramco Europe Core Private Placement Real Estate Fund No.2-2	Korea	December 31	44.02	44.02
Shinhan EZ General Insurance, Ltd. (*12)	Korea	—	5.46	85.10
Hermes Private Investment Equity Fund	Korea	December 31	29.17	29.17
KDBC-Midas Dong-A Global contents Fund	Korea	December 31	23.26	23.26
Shinhan-Nvestor Liquidity Solution Fund	Korea	December 31	24.92	24.92
Shinhan AIM FoF Fund 1-A	Korea	December 31	25.00	25.00
IGIS Global Credit Fund 150-1	Korea	December 31	25.00	25.00
Partner One Value up I Private Equity Fund	Korea	December 31	27.91	27.91
Genesis No.1 Private Equity Fund	Korea	December 31	22.80	22.80
Korea Omega Project Fund III	Korea	December 31	23.53	23.53
Soo Delivery Platform Growth Fund (*7)	Korea	—	30.00	—
Genesis North America Power Company No.1 PEF	Korea	December 31	40.03	39.11
SH MAIN Professional Investment Type Private Mixed Asset Investment Trust No.3	Korea	December 31	23.33	23.33
MIEL CO.,LTD.(*3),(*4)	Korea	December 31	28.77	28.77
AIP Transportation Specialized Privately Placed Fund Trust #1	Korea	December 31	35.73	35.73
E&Healthcare Investment Fund No.6	Korea	December 31	21.05	21.05
One Shinhan Global Fund 1 (*5)	Korea	December 31	20.56	20.52
Kiwoom-Shinhan Innovation Fund I (*6)	Korea	December 31	50.00	50.00
Daishin-K&T New Technology Investment Fund (*7)	Korea	—	31.25	—
Midas Asset Global CRE Debt Private Fund No.6	Korea	December 31	41.16	41.16
Samchully Midstream Private Placement Special Asset Fund 5-4	Korea	December 31	42.92	42.92
SH Senior Loan Professional Investment Type Private Mixed Asset Investment Trust No.3 (*1)	Korea	September 30	20.00	20.00
NH-Amundi Global Infrastructure Trust 14	Korea	December 31	30.00	30.00
Jarvis Memorial Private Investment Trust 1 (*6)	Korea	December 31	99.01	99.01
Vestas Qualified Investors Private Real Estate Fund Investment Trust No.37 (*8)	Korea	December 31	60.00	60.00
Milestone Private Real Estate Fund 3	Korea	December 31	32.06	32.06
Nomura-Rifa Private Real Estate Investment Trust 31	Korea	December 31	31.31	31.31

Investees	Country	Reporting date	Ownership (%)
			2021	2022
SH Senior Loan Professional Investment Type Private Mixed Asset Investment Trust No.2 (*1)	Korea	September 30	21.27	21.27
T&F 2019 bearing Private Equity Fund Specializing in Start-up and Venture Business	Korea	December 31	28.25	28.25
Cape IT Fund No.3 (*7)	Korea	—	32.89	—
FuturePlay-Shinhan TechInnovation Fund 1 (*6)	Korea	December 31	50.00	50.00
Stonebridge Corporate 1st Fund	Korea	December 31	44.12	44.12
Vogo Realty Partners Private Real Estate Fund V	Korea	December 31	21.64	21.64
Korea Credit Bureau (*1),(*9)	Korea	September 30	9.00	9.00
Goduck Gangil1 PFV Co., Ltd. (*1),(*9)	Korea	September 30	1.04	1.04
SBC PFV Co., Ltd. (*1),(*10)	Korea	September 30	25.00	25.00
NH-amundi global infra private fund 16	Korea	December 31	50.00	50.00
IMM Global Private Equity Fund	Korea	December 31	33.00	33.00
HANA Alternative Estate Professional Private122 (*7)	Korea	—	74.02	—
SH Corporate Professional Investment Type Private Security Investment Trust No.7 (*7)	Korea	—	45.96	—
SH BNCT Professional Investment Type Private Special Asset Investment Trust (*11)	Korea	December 31	72.50	72.50
Deutsche Global Professional Investment Type Private Real Estate Investment Trust No. 24 (*8)	Korea	December 31	52.28	52.28
Sparklabs-Shinhan Opportunity Fund 1	Korea	December 31	49.50	49.50
BNW Tech-Innovation Private Equity Fund	Korea	December 31	29.85	29.85
IGIS Real-estate Private Investment Trust No.33	Korea	December 31	40.86	40.86
WWG Global Real Estate Investment Trust no.4	Korea	December 31	29.55	29.55
Goduck Gangil10 PFV Co., Ltd. (*1),(*9)	Korea	September 30	19.90	19.90
Fidelis Global Private Real Estate Trust No.2 (*8)	Korea	December 31	78.26	79.70
AIP EURO PRIVATE REAL ESTATE TRUST No. 12	Korea	December 31	28.70	28.70
Shinhan Healthcare Fund 2(*9)	Korea	December 31	13.68	13.68
Pebblestone CGV Private Real Estate Trust No.1 (*7)	Korea	—	48.53	—
SH Corporate Professional Investment Type Private Security Investment Trust No.45 (*7)	Korea	—	43.65	—
Shinhan AIM Real Estate Fund No.2 (*1)	Korea	September 30	30.00	30.00
Shinhan AIM Real Estate Fund No.1 (*1)	Korea	September 30	21.01	21.01
SH Daegu Green Power Cogeneration System Professional Investment Type Private Special Asset Investment Trust	Korea	December 31	22.02	22.02
SH Sangju YC Expressway Professional Investment Type Private Special Asset Investment Trust (*1)	Korea	September 30	29.19	29.19
SH Global Infrastructure Professional Investment Type Private Special Asset Investment Trust No.7-2 (*1),(*8)	Korea	September 30	71.43	71.43

Investees	Country	Reporting date	Ownership (%)
			2021	2022

Korea Omega-Shinhan Project Fund I (*6)	Korea	December 31	50.00	50.00
ST-Bonanja Food tech	Korea	December 31	38.83	38.83
Samsung SRA Real Estate Professional Private 45	Korea	December 31	25.00	25.00
IBK Global New Renewable Energy Special Asset Professional Private2	Korea	December 31	28.98	28.98
VS Cornerstone Fund	Korea	December 31	41.18	41.18
Aone Mezzanine Opportunity Professional Private (*8)	Korea	December 31	66.09	64.41
NH-Amundi US Infrastructure Private Fund2	Korea	December 31	25.91	25.91
KB Distribution Private Real Estate1 (*7)	Korea	—	62.00	—
SH Japan Photovoltaic Private Special Asset Investment Trust No.2 (*1)	Korea	September 30	30.00	30.00
Kakao-Shinhan 1st TNYT Fund	Korea	December 31	48.62	48.62
IMM Special Situation 1-2 PRIVATE EQUITY FUND	Korea	December 31	20.00	20.00
Pacific Private Placement Real Estate Fund No.40	Korea	December 31	24.73	24.73
Mastern Private Real Estate Loan Fund No.2	Korea	December 31	33.57	33.57
LB Scotland Amazon Fulfillment Center Fund 29(*8)	Korea	December 31	70.14	70.14
JR AMC Hungary Budapest Office Fund 16	Korea	December 31	32.57	32.57
EDNCENTRAL Co.,Ltd.(*9)	Korea	December 31	19.87	13.47
Future-Creation Neoplux Venture Capital Fund (*1),(*5)	Korea	September 30	16.25	16.25
Gyeonggi-Neoplux Superman Fund (*1),(*5)	Korea	September 30	21.76	21.76
NewWave 6th Fund (*5)	Korea	December 31	30.00	30.00
KTC-NP Growth Champ 2011-2 Private Equity Fund (*1),(*5)	Korea	September 30	5.56	5.56
Neoplux No.3 Private Equity Fund (*1),(*5)	Korea	September 30	10.00	10.00
PCC Amberstone Private Equity Fund I	Korea	December 31	21.67	21.67
KIAMCO POWERLOAN TRUST 4TH	Korea	December 31	47.37	47.37
Mastern Opportunity Seeking Real Estate Fund II	Korea	December 31	20.00	20.00
AION ELFIS PROFESSIONAL PRIVATE 1	Korea	December 31	20.00	20.00
T&F 2020 SS Private Equity Fund Specializing in Start-up and Venture Business	Korea	December 31	29.68	29.68
Neoplux Market-Frontier Secondary Fund (*5)	Korea	December 31	19.74	19.74
Harvest Private Equity Fund II	Korea	December 31	22.06	22.06
Synergy Green New Deal 1st New Technology Business Investment Fund	Korea	December 31	28.17	28.17
KAIM Real-estate Private Investment Trust 20	Korea	December 31	38.46	38.46
KIAMCO Vietnam Solar Special Asset Private Investment Trust (*6)	Korea	December 31	50.00	50.00
Daishin New Technology Investment Fund 5th	Korea	December 31	23.44	23.44
CSQUARE SNIPER PROFESSIONAL PRIVATE 10 (*7)	Korea	—	62.50	—

Investees	Country	Reporting date	Ownership (%)
			2021	2022

Acurus Hyundai Investment Partners New Technology (*7)	Korea	—	26.79	—
IGIS GLIP Professional Investment Private Real Estate Investment Trust No. 1-1 (*7)	Korea	—	97.10	—
IGIS GLIP Professional Investment Private Real Estate Investment Trust No. 1-2 (*7)	Korea	—	97.10	—
Pacific Sunny Professional Investors Private Placement Real Estate Investment Company No.45 (*7)	Korea	—	25.00	—

SHINHAN-NEO Core Industrial Technology Fund (*5)	Korea	December 31	49.75	49.75
SHBNPP Green New Deal Energy Professional Investment Type Private Special Asset Investment Trust No.2 (*1)	Korea	September 30	30.00	30.00
SIMONE Mezzanine Fund No.3	Korea	December 31	29.38	28.97
Eum Private Equity Fund No.7	Korea	December 31	21.00	21.00
Kiwoom Private Equity Ant-Man Startup Venture Specialized Private Equity Fund (*7)	Korea	—	25.00	—
Kiwoom Hero No.4 Private Equity Fund	Korea	December 31	21.05	21.05
Vogo Canister Professional Trust Private Fund I	Korea	December 31	36.53	36.27
SW-S Fund	Korea	December 31	30.30	30.30
CL Buyout 1st PEF	Korea	December 31	21.43	21.43
Timefolio The Venture-V second	Korea	December 31	20.73	20.73
Newlake Growth Capital Partners2 PEF (*4)	Korea	November 30	29.91	29.91
Shinhan Smilegate Global PEF I (*9)	Korea	December 31	14.21	14.21
Fount Professional Investors Private Investment Trust No.3 (*7)	Korea	—	49.98	—
Genesis Eco No.1 PEF	Korea	December 31	29.01	29.01
SHINHAN-NEO Market-Frontier 2nd Fund (*5)	Korea	December 31	42.70	42.70
NH-Synergy Core Industrial New Technology Fund	Korea	December 31	36.93	36.93
J& Moorim Jade Investment Fund	Korea	December 31	24.89	24.89
Helios-KDBC Digital Contents 1st	Korea	December 31	23.26	23.26
Ulmus SHC innovation investment fund	Korea	December 31	24.04	24.04
Mirae Asset Partners X Private Equity Fund	Korea	December 31	35.71	35.71
T Core Industrial Technology 1st Venture PEF	Korea	December 31	31.47	31.47
Curious Finale Corporate Recovery Private Equity Fund	Korea	December 31	27.78	27.78
TI First Property Private Investment Trust 1	Korea	December 31	40.00	40.00
MPLUS Professional Private Real Estate Fund 25	Korea	December 31	41.67	41.67
IBKC Global Contents Investment Fund	Korea	December 31	24.39	24.39
Nautic Smart No.6 Private Equity Fund	Korea	December 31	37.74	37.74
Premier Luminous Private Equity Fund	Korea	December 31	27.78	25.12
Hanyang-Meritz 1 Fund	Korea	December 31	22.58	22.58

Investees	Country	Reporting date	Ownership (%)
			2021	2022

KNT 2ND PRIVATE EQUITY FUND	Korea	December 31	21.74	21.74
Kiwoom-Shinhan Innovation Fund 2	Korea	December 31	42.86	42.86
Maple Mobility Fund	Korea	December 31	20.18	20.18
SJ ESG Innovative Growth Fund	Korea	December 31	28.57	28.57
AVES 1st Corporate Recovery Private Equity Fund (*6)	Korea	December 31	76.19	76.19
JS Shinhan Private Equity Fund (*5)	Korea	December 31	3.85	3.85
NH Kyobo AI Solution Investment Fund	Korea	December 31	26.09	26.09
Daishin Newgen New Technology Investment Fund 1 st (*8)	Korea	December 31	50.60	50.60
META ESG Private Equity Fund I	Korea	December 31	27.40	27.40
SWFV FUND-1	Korea	December 31	40.25	40.25
PHAROS DK FUND	Korea	December 31	24.24	24.14

Shinhan VC tomorrow venture fund 1 (*5)	Korea	December 31	39.62	39.62
Highland 2021-8 Fund	Korea	December 31	32.67	32.67
H-IOTA Fund	Korea	December 31	24.81	24.81
Stonebridge-Shinhan Unicorn Secondary Fund (*5)	Korea	December 31	19.92	17.57
Tres-Yujin Trust (*6)	Korea	December 31	50.00	50.00
Shinhan-Time mezzanine blind Fund (*6)	Korea	December 31	50.00	50.00
Capstone REITs No.26 (*6)	Korea	December 31	50.00	50.00
JB Incheon-Bucheon REITS No.54	Korea	December 31	39.31	39.31
Hankook Smart Real Asset Investment Trust No.3	Korea	December 31	33.33	33.33
JB Hwaseong-Hadong REITs No.53	Korea	December 31	31.03	31.03
KB Oaktree Trust No.3	Korea	December 31	33.33	33.33
Daehan No.36 Office Asset Management Company	Korea	December 31	48.05	48.05
Rhinos Premier Mezzanine Private Investment Fund No.1	Korea	December 31	27.93	27.93
SH Real Estate Loan Investment Type Private Real Estate Investment Trust No.2	Korea	December 31	29.73	29.73
Shinhan JigaeNamsan Road Private Special Asset Investment Trust (*1)	Korea	September 30	24.85	24.85
SKS-Yozma Fund No.1	Korea	December 31	29.85	29.85
IBKC-METIS Global Contents Investment Fund	Korea	December 31	36.36	36.36
Keistone Unicorn Private Equity Fund	Korea	December 31	28.00	28.00
KB Distribution Private Real Estate 3-1	Korea	December 31	—	37.50
Pacific Private Investment Trust No.49-1 (*8)	Korea	December 31	—	79.28
KIWOOM Real estate private placement fund for normal investors No. 31 (*8)	Korea	December 31	—	60.00
RIFA Real estate private placement fund for normal investoes No. 51	Korea	December 31	—	40.00
Fivetree general private equity fund No.15	Korea	December 31	—	49.98
Shinhan-Kunicorn first Fund	Korea	December 31	—	38.31

Investees	Country	Reporting date	Ownership (%)
			2021	2022

Harvest Fund No.3	Korea	December 31	—	44.67
Shinhan Simone Fund I	Korea	December 31	—	38.46
Korea Investment develop seed Trust No.1	Korea	December 31	—	40.00
Tiger Green alpah Trust No.29 (*6)	Korea	December 31	—	95.24
STIC ALT Global II Private Equity Fund	Korea	December 31	—	21.74
NH-Brain EV Fund	Korea	December 31	—	25.00
DDI LVC Master Real Estate Investment Trust Co., Ltd. (*1),(*9)	Korea	September 30	—	15.00
Find-Green New Deal 2nd Equity Fund	Korea	December 31	—	22.57
ShinhanFitrin 1st Technology Business Investment Association (*5)	Korea	December 31	—	16.17
PARATUS No.3 Private Equity Fund	Korea	December 31	—	25.64
Golden Route 2nd Startup Venture Specialized Private Equity Fund	Korea	December 31	—	22.73
Koramco Private Real Estate Fund 143	Korea	December 31	—	30.30

Korea Investment Top Mezzanine Private Real Esate Trust No.1	Korea	December 31	—	22.22
LB YoungNam Logistics Private Trust No.40	Korea	December 31	—	25.00
Shinhan-Cognitive Start-up Fund L.P.	Korea	December 31	—	32.74
IGEN2022 No.1 private Equity Fund	Korea	December 31	—	27.95
Cornerstone J&M Fund I	Korea	December 31	—	26.67
Logisvalley Shinhan REIT Co.,Ltd. (*1)	Korea	September 30	—	20.27
KDB Investment Global Healthcare Private Equity Fund I	Korea	December 31	—	24.14
Korea Investment Green Newdeal Infra Trust No.1	Korea	December 31	—	27.97
BTS 2nd Private Equity Fund (*1)	Korea	September 30	—	26.00
Shinhan Global Active REIT Co.Ltd	Korea	December 31	—	20.37
NH-J&-IBKC Label Technology Fund	Korea	December 31	—	27.81
IMM Global Venture Opportunity, LP	Korea	December 31	—	35.50
Capstone Develop Frontier Trust	Korea	December 31	—	21.43
Nextrade Co., Ltd. (*9)	Korea	December 31	—	8.00
SH Sustainable Management ESG Short term Bond Security Feeder Investment Trust No.1	Korea	December 31	—	26.90
SH 1.5years Maturity Investment Type Security Investment Trust No.2	Korea	December 31	—	29.00
Eventus-IBKC LIB Fund	Korea	December 31	—	21.88
NH-Daishin-Kyobo healthcare 1 Fund	Korea	December 31	—	25.00
IBKC-Behigh Fund 1st	Korea	December 31	—	29.73
Nautic Green Innovation ESG Co-investment No.1 Private Equity Fund	Korea	December 31	—	24.10
ON No.1 Private Equity Fund	Korea	December 31	—	28.57
Digital New Deal Kappa Private Equity Fund	Korea	December 31	—	30.12

(*1)
The financial statements of September 30, 2022 are used for the equity method since the financial statements as of December 31, 2022 are not available. Significant trades and events occurred within the period are properly reflected.

(*2)	The Group applies the equity method accounting as the Group has a significant influence on the investees through important business transactions.
(*3)
In the course of the rehabilitation process, the shares were acquired through investment conversion. Although voting rights cannot be exercised during the rehabilitation process, normal voting rights are exercised because the rehabilitation process was completed before December 31, 2022. Also, it has been reclassified into the investments in associates.

(*4)
The latest financial statements are used for the equity method since the financial statements as of December 31, 2022 are not available. Significant trades and events occurred within the period are properly reflected.

(*5)	As a managing partner, the Group has a significant influence over the investees.
(*6)	As a limited partner, the Group does not have an ability to participate in policy-making processes to obtain economic benefit from the investees that would allow the Group to control the entity.
(*7)	Excluded from the investments in associates due to full or partial disposal of shares, or loss of significant influence.
(*8)
Although the ownership percentages are more than 50%, the Group applies the equity method accounting as the Group does not have an ability to participate in the financial and operating policy-making process.

(*9)
Although the ownership percentages are less than 20%, the Group applies the equity method accounting since it participates in policy-making processes and therefore can exercise significant influence on investees.

(*10)	The rate of Group’s voting rights is 4.65%.
(*11)
Although the Group has a significant influence with ownership percentage more than 50%, the contribution was classified as investments in associates as the Group is not exposed to variable returns due to the payment guarantee for the entire investment amount.

(*12)
For the year ended December 31, 2022, it is incorporated into the consolidation target as the Group held control due to increased equity ratio and BNP Paribas Cardif General Insurance, Ltd. has changed its name to Shinhan EZ General Insurance, Ltd.

Changes in investments in associates
(b)	Changes in investments in associates for the years ended December 31, 2021 and 2022 are as follows:

	2021
Investees	Beginning balance		Investment and dividend	Equity method income (loss)	Change in other comprehensive income	Impairment loss	Ending balance
BNP Paribas Cardif Life Insurance	~~W~~	50,600	—	(660)	(5,918)	—	44,022
Songrim Partners(*1)		—	—	—	—	—	—
Partners 4th Growth Investment Fund		11,958	(16,144)	12,525	4,694	—	13,033
KTB Newlake Global Healthcare PEF		9,404	—	8	—	—	9,412
Daekwang Semiconductor Co., Ltd.		3,631	(3,742)	113	(2)	—	—
Shinhan-Neoplux Energy Newbiz Fund		14,470	475	1,087	—	—	16,032
Shinhan-Albatross tech investment Fund		13,322	(9,000)	6,067	—	—	10,389
VOGO Debt Strategy Qualified IV Private		8,702	(1,733)	210	—	—	7,179
Shinhan-Midas Donga Secondary Fund		4,752	(500)	(301)	—	—	3,951

	2021
Investees	Beginning balance		Investment and dividend	Equity method income (loss)	Change in other comprehensive income	Impairment loss	Ending balance

ShinHan – Soo Young Entrepreneur Investment Fund No.1	~~W~~	9,968	(7,879)	2,137	—	—	4,226
Shinhan Praxis K-Growth Global Private Equity Fund		9,945	(2,310)	126	—	—	7,761
Credian Healthcare Private Equity Fund II		5,835	(5,835)	—	—	—	—
Kiwoom Milestone Professional Private Real Estate Trust 19		9,918	(66)	(361)	—	(4,238)	5,253
AIP EURO Green Private Real Estate Trust No.3		21,021	(1,335)	10,017	—	—	29,703
Shinhan Global Healthcare Fund 1(*1)		—	—	—	—	—	—
JB Power TL Investment Type Private Placement Special Asset Fund 7		16,186	(15,947)	(239)	—	—	—
KB NA Hickory Private Special Asset Fund		34,938	(2,266)	1,704	—	—	34,376
Koramco Europe Core Private Placement Real Estate Fund No.2-2		18,618	(1,204)	2,078	—	—	19,492
BNP Paribas Cardif General Insurance		3,895	176	(708)	(9)	—	3,354
Hermes Private Investment Equity Fund		6,099	(3,167)	6,850	—	—	9,782

Shinhan-Nvestor Liquidity Solution Fund		4,493	331	514	—	—	5,338
Shinhan AIM FoF Fund 1-A		8,760	(79)	475	—	—	9,156
IGIS Global Credit Fund 150-1		7,282	(3,246)	1,366	—	—	5,402
Partner One Value up I Private Equity Fund		11,779	(6,933)	3,045	—	—	7,891
Genesis No.1 Private Equity Fund		80,113	388	(24,968)	—	—	55,533
Korea Omega Project Fund III		3,563	—	727	—	—	4,290
Soo Delivery Platform Growth Fund		4,068	—	1,805	—	—	5,873
Genesis North America Power Company No.1 PEF		16,983	(5,229)	1,982	—	—	13,736
Hyungje art printing(*2)		—	—	—	—	—	—
SH MAIN Professional Investment Type Private Mixed Asset Investment Trust No.3		10,582	24,500	6,467	—	—	41,549
Korea Finance Security		3,055	—	(61)	—	—	2,994
Multimedia Tech Co.Ltd.(*2)		—	—	—	—	—	—
MIEL CO.,LTD.(*1)		—	—	—	—	—	—

	2021
Investees	Beginning balance		Investment and dividend	Equity method income (loss)	Change in other comprehensive income	Impairment loss	Ending balance
AIP Transportation Specialized Privately Placed Fund Trust #1	~~W~~	32,993	347	1,348	—	—	34,688
DB Epic Convertiblebond Private Trust No.2		5,785	(5,538)	(247)	—	—	—
E&Healthcare Investment Fund No.6		15,163	(3,431)	(4,866)	—	—	6,866
One Shinhan Global Fund 1		4,029	(519)	263	—	—	3,773
Kiwoom-Shinhan Innovation Fund I		15,969	(5,150)	912	—	—	11,731
Daishin-K&T New Technology Investment Fund		7,000	—	991	—	—	7,991
Midas Asset Global CRE Debt Private Fund No.6		47,389	(2,701)	3,617	—	—	48,305
Richmond Private Investment Trust No.82		15,049	(19,411)	4,362	—	—	—
Tiger Alternative Real Estate Professional Private5		18,499	(20,848)	2,349	—	—	—
Samchully Midstream Private Placement Special Asset Fund 5-4		28,818	(843)	(504)	—	—	27,471
SH Senior Loan Professional Investment Type Private Mixed Asset Investment Trust No.3		65,616	(41,622)	1,210	—	—	25,204
NH-Amundi Global Infrastructure Trust 14		18,819	(1,609)	1,091	—	—	18,301
Jarvis Memorial Private Investment Trust 1		10,043	(700)	766	—	—	10,109
Mastern Private Private Investment Trust 68		10,010	(10,332)	322	—	—	—
Vestas Qualified Investors Private Real Estate Fund Investment Trust No.37		35,641	(4,981)	2,493	—	—	33,153
Milestone Private Real Estate Fund 3		18,528	(472)	488	—	—	18,544
IGIS Private Real Estate Investment Trust 286		8,844	(9,176)	332	—	—	—
Nomura-Rifa Private Real Estate Investment Trust 31		8,407	(705)	200	—	—	7,902
SH Senior Loan Professional Investment Type Private Mixed Asset Investment Trust No.2		13,323	(3,511)	424	—	—	10,236
Hana Semiconductor New Technology Fund		24,131	(26,129)	1,998	—	—	—
J&Magnet Startup Venture Specialized Private Equity Fund		5,935	(7,247)	1,312	—	—	—
Cape IT Fund No.3		10,649	(580)	(4)	—	—	10,065

	2021
Investees	Beginning balance		Investment and dividend	Equity method income (loss)	Change in other comprehensive income	Impairment loss	Ending balance
FuturePlay-Shinhan TechInnovation Fund 1	~~W~~	4,295	3,025	(171)	—	—	7,149
Stonebridge Corporate 1st Fund		3,239	—	(275)	—	—	2,964
Vogo Realty Partners Private Real Estate Fund V		10,827	(681)	620	—	—	10,766
Korea Credit Bureau		6,976	(90)	809	—	—	7,695
Goduck Gangil1 PFV Co., Ltd.(*1)		—	—	—	—	—	—
SBC PFV Co., Ltd.		18,208	12,499	(1,121)	—	—	29,586
NH-amundi global infra private fund 16		43,839	346	7,823	—	—	52,008
IMM Global Private Equity Fund		120,855	(10,462)	8,222	—	—	118,615
HANA Alternative Estate Professional Private122		29,631	(1,001)	859	—	—	29,489
Hanwha-Incus Plus New Technology Fund No.1		11,026	(8,284)	(2,742)	—	—	—
SH Corporate Professional Investment Type Private Security Investment Trust No.7		51,210	(1,518)	207	—	—	49,899
SH BNCT Professional Investment Type Private Special Asset Investment Trust		286,531	(15,191)	10,859	—	—	282,199
PSA EMP Private Equity Fund		9,814	(9,755)	(59)	—	—	—
Deutsche Global Professional Investment Type Private Real Estate Investment Trust No. 24		29,401	(2,630)	1,541	—	—	28,312
BRAIN DO PROFESSIONALE PRIVATE No. 27		3,441	(3,048)	583	—	—	976
UI Venture Fund 7th		3,279	(3,269)	(10)	—	—	—
Sparklabs-Shinhan Opportunity Fund 1		4,832	—	(192)	—	—	4,640
BNW Tech-Innovation Private Equity Fund		5,942	—	(61)	—	—	5,881
IGIS Real-estate Private Investment Trust No.33		14,099	(714)	499	—	—	13,884
Findvalue PreIPO 6th Professional Investment Type Private Investment Trust		3,002	(3,301)	299	—	—	—
WWG Global Real Estate Investment Trust no.4		17,752	(7,855)	747	—	—	10,644
Goduck Gangil10 PFV Co., Ltd(*1)		32	—	(32)	—	—	—
Fidelis Global Private Real Estate Trust No.2		19,485	(911)	1,199	—	—	19,773

	2021
Investees	Beginning balance		Investment and dividend	Equity method income (loss)	Change in other comprehensive income	Impairment loss	Ending balance
IGIS PRIVATE REAL ESTATE TRUST NO.331	~~W~~	3,765	(3,765)	—	—	—	—
AIP EURO PRIVATE REAL ESTATE TRUST No. 12		48,344	(5,436)	6,309	—	—	49,217
Shinhan Healthcare Fund 2(*1)		986	—	(75)	—	(911)	—
Pebblestone CGV Private Real Estate Trust No.1		13,346	(748)	1,112	—	—	13,710
SH Corporate Professional Investment Type Private Security Investment Trust No.45		—	174,154	(199)	—	—	173,955
Shinhan AIM Real Estate Fund No.2		22,464	1,911	(1,100)	—	—	23,275
Shinhan AIM Real Estate Fund No.1		46,945	(4,412)	1,779	—	—	44,312
SH Daegu Green Power Cogeneration System Professional Investment Type Private Special Asset Investment Trust		32,944	(911)	915	—	—	32,948
SH Sangju YC Expressway Professional Investment Type Private Special Asset Investment Trust		20,902	7	(359)	—	—	20,550
SH Global Infrastructure Professional Investment Type Private Special Asset Investment Trust No.7-2		6,692	13,667	(1,504)	—	—	18,855
SH Japan Photovoltaic Private Special Asset Investment Trust No.1		4,845	(4,845)	—	—	—	—
Korea Omega-Shinhan Project Fund I		5,931	2,000	(687)	—	—	7,244
ST-Bonanja Food tech		1,993	—	1,366	—	—	3,359
New Green Shinhan Mezzanine Fund		4,916	(5,622)	706	—	—	—
KORAMKO-Daum Professional Private Investment Trust No.12		7,528	(7,756)	228	—	—	—
Samsung SRA Real Estate Professional Private 45		10,666	2,656	(442)	—	—	12,880

IBK Global New Renewable Energy Special Asset Professional Private2		32,349	(1,988)	1,526	—	—	31,887
VS Cornerstone Fund		3,464	—	(54)	—	—	3,410
Aone Mezzanine Opportunity Professional Private		9,580	(28)	(12)	—	—	9,540

	2021
Investees	Beginning balance		Investment and dividend	Equity method income (loss)	Change in other comprehensive income	Impairment loss	Ending balance

KiwoomUnicorn3 New Technology Business Investment Fund	~~W~~	4,283	(3,633)	(650)	—	—	—
Multi Asset The United States Thortons Professional Private1		41,440	(41,607)	167	—	—	—
Kiwoom Milestone US Real Estate Professional Private20		51,512	(51,512)	—	—	—	—
NH-Amundi US Infrastructure Private Fund2		25,430	207	1,387	—	—	27,024
KB Distribution Private Real Estate1		30,698	(1,423)	1,419	—	—	30,694
SH Jigae Namsan BTO professional Investment Type Private Special Asset Investment Trust		20,712	(22,293)	1,581	—	—	—
SH Japan Photovoltaic Private Special Asset Investment Trust No.2		29,149	(16,798)	665	—	—	13,016
Kakao-Shinhan 1st TNYT Fund		5,681	9,000	(184)	—	—	14,497
IMM Special Situation 1-2 PRIVATE EQUITY FUND		10,870	(160)	883	—	—	11,593
Pacific Private Placement Real Estate Fund No.40		11,647	(747)	698	—	—	11,598
Mastern Private Real Estate Loan Fund No.2		5,692	1,429	370	—	—	7,491
LB Scotland Amazon Fulfillment Center Fund 29		31,182	(1,734)	1,820	—	—	31,268
JR AMC Hungary Budapest Office Fund 16		12,204	(821)	757	—	—	12,140
IGIS 372 Real Estate Professional Private		56,835	(56,835)	—	—	—	—
EDNCENTRAL Co.,Ltd.(*1)		1,040	—	(1,040)	—	—	—
KoFC-Neoplux R&D-Biz Creation 2013-1 Venture Capital Fund		3,830	(8,388)	4,558	—	—	—
Future-Creation Neoplux Venture Capital Fund		3,796	(995)	216	—	—	3,017
Gyeonggi-Neoplux Superman Fund		6,399	(2,257)	3,736	—	—	7,878
NewWave 6th Fund		6,150	7,575	730	—	—	14,455
KTC-NP Growth Champ 2011-2 Private Equity Fund		2,853	—	1,137	—	—	3,990
Neoplux No.3 Private Equity Fund		10,295	10,182	2,124	—	—	22,601
PCC Amberstone Private Equity Fund I		22,480	(2,356)	2,666	—	—	22,790
KIAMCO POWERLOAN TRUST 4TH		43,955	(164)	1,510	—	—	45,301

	2021
Investees	Beginning balance		Investment and dividend	Equity method income (loss)	Change in other comprehensive income	Impairment loss	Ending balance
Mastern Opportunity Seeking Real Estate Fund II	~~W~~	19,799	(737)	2,255	—	—	21,317
AION ELFIS PROFESSIONAL PRIVATE 1		5,528	(1,350)	244	—	—	4,422
T&F 2020 SS Private Equity Fund Specializing in Start-up and Venture Business		4,453	—	(93)	—	—	4,360
Neoplux Market-Frontier Secondary Fund		11,545	(614)	382	—	—	11,313
Harvest Private Equity Fund II		2,982	—	499	—	—	3,481
Synergy Green New Deal 1st New Technology Business Investment Fund		10,008	(247)	(77)	—	—	9,684
KAIM Real-estate Private Investment Trust 20		5,098	(350)	300	—	—	5,048
KIAMCO Vietnam Solar Special Asset Private Investment Trust		7,948	(1,112)	691	—	—	7,527
Daishin New Technology Investment Fund 5th		2,850	—	1,589	—	—	4,439
CSQUARE SNIPER PROFESSIONAL PRIVATE 10		3,125	—	122	—	—	3,247
Acurus Hyundai Investment Partners New Technology		2,927	—	1,787	—	—	4,714
IGIS GLIP Professional Investment Private Real Estate Investment Trust No. 1-1		44,594	4,103	11,371	3,876	—	63,944
IGIS GLIP Professional Investment Private Real Estate Investment Trust No. 1-2		44,594	4,103	11,371	3,876	—	63,944
Pacific Sunny Professional Investors Private Placement Real Estate Investment Company No.45		15,855	—	(1,077)	—	—	14,778
IGIS Professional Investors Private Investment Real Estate Investment LLC No.395		29,644	(29,644)	—	—	—	—
SHINHAN-NEO Core Industrial Technology Fund		1,979	3,960	(248)	—	—	5,691
SHBNPP Green New Deal Energy Professional Investment Type Private Special Asset Investment Trust No.2		21,142	5,271	830	—	—	27,243
SIMONE Mezzanine Fund No.3		2,980	—	74	—	—	3,054

	2021
Investees	Beginning balance		Investment and dividend	Equity method income (loss)	Change in other comprehensive income	Impairment loss	Ending balance
Eum Private Equity Fund No.7	~~W~~	7,872	121	(120)	—	—	7,873
Kiwoom Private Equity Ant-Man Startup Venture Specialized Private Equity Fund		5,034	—	2,560	—	—	7,594
Kiwoom Hero No.4 Private Equity Fund		4,707	—	(402)	—	—	4,305
Vogo Canister Professional Trust Private Fund I		43,975	(4,712)	1,809	—	—	41,072
SW-S Fund		—	7,000	(276)	—	—	6,724
CL Buyout 1st PEF		—	13,875	(84)	—	—	13,791
Timefolio The Venture-V second		—	4,000	572	—	—	4,572
Newlake Growth Capital Partners2 PEF		—	13,000	(79)	—	—	12,921
Shinhan Smilegate Global PEF I		—	3,376	(40)	—	—	3,336
Fount Professional Investors Private Investment Trust No.3		—	5,000	197	—	—	5,197
Genesis Eco No.1 PEF		—	11,292	(162)	—	—	11,130
SHINHAN-NEO Market-Frontier 2nd Fund(*3)		—	25,620	(1,014)	—	—	24,606
NH-Synergy Core Industrial New Technology Fund		—	6,500	(63)	—	—	6,437
J& Moorim Jade Investment Fund		—	5,500	40	—	—	5,540
Ulmus SHC innovation investment fund		—	5,000	192	—	—	5,192
Mirae Asset Partners X Private Equity Fund		—	8,000	(142)	—	—	7,858
T Core Industrial Technology 1st Venture PEF		—	4,500	35	—	—	4,535
Curious Finale Corporate Recovery Private Equity Fund		—	3,377	313	—	—	3,690
TI First Property Private Investment Trust 1		—	2,879	176	—	—	3,055
MPLUS Professional Private Real Estate Fund 25		—	3,010	280	—	—	3,290
IBKC Global Contents Investment Fund		—	5,000	(57)	—	—	4,943
Nautic Smart No.6 Private Equity Fund		—	4,000	(26)	—	—	3,974
Premier Luminous Private Equity Fund		—	7,095	(104)	—	—	6,991
Hanyang-Meritz 1 Fund		—	3,500	(17)	—	—	3,483

	2021
Investees	Beginning balance		Investment and dividend	Equity method income (loss)	Change in other comprehensive income	Impairment loss	Ending balance
KNT 2ND PRIVATE EQUITY FUND	~~W~~	—	3,000	1,157	—	—	4,157
Maple Mobility Fund		—	9,274	(591)	—	—	8,683
AVES 1st Corporate Recovery Private Equity Fund		—	4,800	(64)	—	—	4,736
JS Shinhan Private Equity Fund		—	5,076	(39)	—	—	5,037
Daishin Newgen New Technology Investment Fund 1 st		—	8,000	4,169	—	—	12,169
META ESG Private Equity Fund I		—	5,726	(49)	—	—	5,677
SWFV FUND-1		—	9,700	(54)	—	—	9,646
PHAROS DK FUND		—	4,000	(51)	—	—	3,949
Shinhan VC tomorrow venture fund 1		—	9,113	(71)	—	—	9,042
Highland 2021-8 Fund		—	4,900	(1)	—	—	4,899
Medicii 2021-3 Fund		—	9,752	(24)	—	—	9,728
Tres-Yujin Trust		—	10,000	(5)	—	—	9,995
Shinhan-Time mezzanine blind Fund		—	15,000	(58)	—	—	14,942
Capstone REITs No.26		—	4,849	(454)	—	—	4,395
JB Incheon-Bucheon REITS No.54		—	5,000	(1)	—	—	4,999
Hankook Smart Real Asset Investment Trust No.3		—	4,173	169	—	—	4,342
JB Hwaseong-Hadong REITs No.53		—	5,000	(1)	—	—	4,999
KB Oaktree Trust No.3		—	3,141	18	—	—	3,159
Daehan No.36 Office Asset Management Company		—	21,500	—	—	—	21,500
Rhinos Premier Mezzanine Private Investment Fund No.1		—	3,000	5	—	—	3,005
SH Real Estate Loan Investment Type Private Real Estate Investment Trust No.2		—	19,426	477	—	—	19,903
Shinhan JigaeNamsan Road Private Special Asset Investment Trust		—	39,996	109	—	—	40,105
SKS-Yozma Fund No.1		—	6,000	(55)	—	—	5,945
IBKC-METIS Global Contents Investment Fund		—	4,000	—	—	—	4,000
Keistone Unicorn Private Equity Fund		—	6,300	—	—	—	6,300
Others		121,040	63,729	5,881	(3)	(5,570)	185,077

	~~W~~	2,657,768	101,582	158,600	6,514	(10,719)	2,913,745

(*1) The Group has stopped recognizing its equity method income or loss due to the carrying value of ‘0’ resulting from the investees’ cumulative loss.

(*2) For the year ended December 31, 2021, the Group has stopped recognizing its equity method income or loss to accumulated deficits and the shares are retired for the year ended December 31, 2021.
(*3) Classified as investments in associates without cash transactions.

	2022
Investees	Beginning balance		Investment and dividend	Equity method income (loss)	Change in other comprehensive income	Impairment loss	Ending balance

BNP Paribas Cardif Life Insurance	~~W~~	44,022	—	(1,774)	(12,079)	—	30,169
Songrim Partners		—	—	—	—	—	—
Partners 4th Growth Investment Fund		13,033	(1,714)	6,917	(4,694)	—	13,542
KTB Newlake Global Healthcare PEF		9,412	(5,832)	729	—	—	4,309
Shinhan-Neoplux Energy Newbiz Fund		16,032	(391)	5,196	—	—	20,837
Shinhan-Albatross tech investment Fund		10,389	(1,800)	3,792	(128)	—	12,253
Meritz AI-SingA330-A Investment Type Private Placement Special Asset Fund		—	676	34	—	3,522	4,232
Meritz AI-SingA330-B Investment Type Private Placement Special Asset Fund		—	1,471	—	—	255	1,726
VOGO Debt Strategy Qualified IV Private		7,179	(1,433)	339	—	—	6,085
Shinhan -Midas Dong-A Secondary Fund		3,951	(1,025)	1,505	—	—	4,431
ShinHan – Soo Young Entrepreneur Investment Fund No.1		4,226	—	188	—	—	4,414
Shinhan Praxis K-Growth Global Private Equity Fund		7,761	(8,512)	4,442	—	—	3,691
Kiwoom Milestone Professional Private Real Estate Trust 19		5,253	—	(150)	—	(1,142)	3,961
AIP EURO Green Private Real Estate Trust No.3		29,703	(29,008)	(695)	—	—	—
Shinhan Global Healthcare Fund 1 (*1)		—	—	—	—	—	—
KB NA Hickory Private Special Asset Fund		34,376	(1,545)	1,508	—	—	34,339
Koramco Europe Core Private Placement Real Estate Fund No.2-2		19,492	(464)	208	—	—	19,236
Shinhan EZ General Insurance, Ltd. (*2)		3,354	(3,181)	(182)	9	—	—
Hermes Private Investment Equity Fund		9,782	—	(4,220)	—	—	5,562

	2022
Investees	Beginning balance		Investment and dividend	Equity method income (loss)	Change in other comprehensive income	Impairment loss	Ending balance

KDBC-Midas Dong-A Global contents Fund	~~W~~	2,955	—	1,322	—	—	4,277
Shinhan-Nvestor Liquidity Solution Fund		5,338	700	400	—	—	6,438
Shinhan AIM FoF Fund 1-A		9,156	51	903	—	—	10,110
IGIS Global Credit Fund 150-1		5,402	(1,267)	557	—	—	4,692
Partner One Value up I Private Equity Fund		7,891	—	(2,747)	—	—	5,144
Genesis No.1 Private Equity Fund		55,533	408	3,983	—	—	59,924
Korea Omega Project Fund III		4,290	—	(616)	—	—	3,674
Soo Delivery Platform Growth Fund		5,873	(6,093)	220	—	—	—
Genesis North America Power Company No.1 PEF		13,736	(12,629)	7,011	—	—	8,118
SHBNPP MAIN Professional Investment Type Private Mixed Asset Investment Trust No.3		41,549	12,056	(10,361)	—	—	43,244

MIEL CO.,LTD. (*1)		—	—	—	—	—	—
AIP Transportation Specialized Privately Placed Fund Trust #1		34,688	5,527	4,606	—	—	44,821
E&Healthcare Investment Fund No.6		6,866	(3,190)	(3,079)	—	—	597
One Shinhan Global Fund 1		3,773	—	(1,183)	—	(642)	1,948
Kiwoom-Shinhan Innovation Fund I		11,731	(1,500)	(790)	—	—	9,441
Daishin-K&T New Technology Investment Fund		7,991	(7,430)	(561)	—	—	—
Midas Asset Global CRE Debt Private Fund No.6		48,305	5,873	2,851	—	—	57,029
Samchully Midstream Private Placement Special Asset Fund 5-4		27,471	5,033	(1,880)	—	—	30,624
SHBNPP Senior Loan Professional Investment Type Private Mixed Asset Investment Trust No.3		25,204	(912)	200	—	—	24,492
NH-Amundi Global Infrastructure Trust 14		18,301	1,714	960	—	—	20,975
Jarvis Memorial Private Investment Trust 1		10,109	(700)	377	—	—	9,786
Vestas Qualified Investors Private Real Estate Fund Investment Trust No.37		33,153	(22)	226	—	—	33,357
Milestone Private Real Estate Fund 3 (Derivative Type)		18,544	(201)	728	—	—	19,071
RIFA Real estate private placement fund for normal investors No. 31		7,902	(607)	69	—	—	7,364

	2022
Investees	Beginning balance		Investment and dividend	Equity method income (loss)	Change in other comprehensive income	Impairment loss	Ending balance
SHBNPP Senior Loan Professional Investment Type Private Mixed Asset Investment Trust No.2	~~W~~	10,236	(5,292)	(1,975)	—	—	2,969
T&F 2019 bearing Private Equity Fund Specializing in Start-up and Venture Business		2,864	—	367	—	—	3,231
Cape IT Fund No.3		10,065	(10,580)	515	—	—	—
FuturePlay-Shinhan TechInnovation Fund 1		7,149	—	(233)	—	—	6,916
Stonebridge Corporate 1st Fund		2,964	—	658	—	—	3,622
Vogo Realty Partners Private Real Estate Fund V		10,766	(638)	787	—	—	10,915
Korea Credit Bureau		7,695	—	(2,656)	—	—	5,039
Goduck Gangil1 PFV Co., Ltd.		—	—	60	—	—	60
SBC PFV Co., Ltd.		29,586	—	(1,118)	—	—	28,468
NH-amundi global infra private fund 16		52,008	(15,362)	19,565	—	—	56,211
IMM Global Private Equity Fund		118,615	19,045	9,724	—	—	147,384

HANA Alternative Eastate Professional Private122		29,489	(28,570)	(918)	—	—	1
SHBNPP Corporate Professional Investment Type Private Security Investment Trust No.7		49,899	(50,540)	641	—	—	—
SHBNPP BNCT Professional Investment Type Private Special Asset Investment Trust		282,199	(24,838)	5,691	—	—	263,052
Deutsche Global Professional Investment Type Private Real Estate Investment Trust No. 24		28,312	(6,937)	1,308	—	—	22,683
Sparklabs-Shinhan Opportunity Fund 1		4,640	(826)	817	—	—	4,631
BNW Tech-Innovation Private Equity Fund		5,881	—	(48)	—	—	5,833
IGIS Real-estate Private Investment Trust No.33		13,884	(715)	1,383	—	—	14,552
WWG Global Real Estate Investment Trust no.4		10,644	(659)	346	—	—	10,331
Goduck Gangil10 PFV Co., Ltd.		—	—	3,236	—	—	3,236
Fidelis Global Private Real Estate Trust No.2		19,773	2,183	(11)	—	—	21,945
AIP EURO PRIVATE REAL ESTATE TRUST No. 12		49,217	(5,640)	4,850	—	—	48,427

	2022
Investees	Beginning balance		Investment and dividend	Equity method income (loss)	Change in other comprehensive income	Impairment loss	Ending balance
Shinhan Global Healthcare Fund 2 (*1)	~~W~~	—	—	—	—	—	—
Pebblestone CGV Private Real Estate Trust No.1		13,710	(13,971)	261	—	—	—
SH Corporate Professional Investment Type Private Security Investment Trust No.45		173,955	(173,955)	—	—	—	—
Shinhan AIM Real Estate Fund No.2		23,275	3,346	(1,378)	—	—	25,243
Shinhan AIM Real Estate Fund No.1		44,312	(2,176)	2,506	—	—	44,642
SHBNPP Daegu Green Power Cogeneration System Professional Investment Type Private Special Asset Investment Trust		32,948	(915)	594	—	—	32,627
SHBNPP Sangju YC Expressway Professional Investment Type Private Special Asset Investment Trust		20,550	6	(1,260)	—	—	19,296
SHBNPP Global Infrastructure Professional Investment Type Private Special Asset Investment Trust No.7-2		18,855	5,114	629	—	—	24,598
Korea Omega-Shinhan Project Fund I		7,244	2,000	778	—	—	10,022
ST-Bonanja Food tech		3,359	(621)	(107)	—	—	2,631
Samsung SRA Real Estate Professional Private 45[FoFs]		12,880	5,279	3,491	—	—	21,650
IBK Global New Renewable Energy Special Asset Professional Private2		31,887	(2,516)	4,041	—	—	33,412
VS Cornerstone Fund		3,410	—	(75)	—	—	3,335
Aone Mezzanine Opportunity Professional Private		9,540	(5,084)	553	—	—	5,009
NH-Amundi US Infrastructure Private Fund2		27,024	2,446	2,471	—	—	31,941
KB Distribution Private Real Estate1		30,694	(30,694)	—	—	—	—
SHBNPP Japan Photovoltaic Private Special Asset Investment Trust No.2		13,016	(7,291)	607	—	—	6,332
Kakao-Shinhan 1st TNYT Fund		14,497	—	6,833	—	—	21,330
IMM Special Situation 1-2 PRIVATE EQUITY FUND		11,593	(8,690)	(300)	—	—	2,603
Pacific Private Placement Real Estate Fund No.40		11,598	(748)	772	—	—	11,622
Mastern Private Real Estate Loan Fund No.2		7,491	(1,359)	255	—	—	6,387

	2022
Investees	Beginning balance		Investment and dividend	Equity method income (loss)	Change in other comprehensive income	Impairment loss	Ending balance
LB Scotland Amazon Fulfillment Center Fund 29	~~W~~	31,268	(2,189)	558	—	—	29,637
JR AMC Hungary Budapest Office Fund 16		12,140	(821)	1,138	—	—	12,457
EDNCENTRAL Co.,Ltd. (*1)		—	—	—	—	—	—
Future-Creation Neoplux Venture Capital Fund		3,017	—	1,234	—	—	4,251
Gyeonggi-Neoplux Superman Fund		7,878	(1,195)	(1,216)	—	—	5,467
NewWave 6th Fund		14,455	—	(915)	—	—	13,540
KTC-NP Growth Champ 2011-2 Private Equity Fund		3,990	(2,490)	(293)	—	—	1,207
Neoplux No.3 Private Equity Fund		22,601	(2)	(2,145)	—	—	20,454
PCC Amberstone Private Equity Fund I		22,790	(2,509)	(1,496)	—	—	18,785
KIAMCO POWERLOAN TRUST 4TH		45,301	(2,305)	528	—	—	43,524
Mastern Opportunity Seeking Real Estate Fund II		21,317	(6,457)	(150)	—	—	14,710
AION ELFIS PROFESSIONAL PRIVATE 1		4,422	232	(1,088)	—	—	3,566
T&F 2020 SS Private Equity Fund Specializing in Start-up and Venture Business		4,360	(1,732)	3,081	—	—	5,709
Neoplux Market-Frontier Secondary Fund		11,313	(653)	3,300	—	—	13,960

Harvest Private Equity Fund II		3,481	(159)	(183)	—	—	3,139
Synergy Green New Deal 1st New Technology Business Investment Fund		9,684	(146)	1,094	—	—	10,632
KAIM Real-estate Private Investment Trust 20		5,048	(4,176)	315	—	—	1,187
KIAMCO Vietnam Solar Special Asset Private Investment Trust		7,527	(2,019)	1,219	—	—	6,727
Daishin New Technology Investment Fund 5th		4,439	(844)	(1,165)	—	—	2,430
CSQUARE SNIPER PROFESSIONAL PRIVATE 10		3,247	(3,806)	559	—	—	—
Acurus Hyundai Investment Partners New Technology		4,714	(3,979)	(735)	—	—	—
IGIS GLIP Professional Investment Private Real Estate Investment Trust No. 1-1		63,944	(60,279)	—	(3,665)	—	—

	2022
Investees	Beginning balance		Investment and dividend	Equity method income (loss)	Change in other comprehensive income	Impairment loss	Ending balance
IGIS GLIP Professional Investment Private Real Estate Investment Trust No. 1-2	~~W~~	63,944	(60,279)	—	(3,665)	—	—
Pacific Sunny Professional Investors Private Placement Real Estate Investment Company No.45		14,778	(14,778)	—	—	—	—
SHINHAN-NEO Core Industrial Technology Fund		5,691	3,960	(242)	—	—	9,409
SHBNPP Green New Deal Energy Professional Investment Type Private Special Asset Investment Trust No.2		27,243	(2,559)	340	—	—	25,024
SIMONE Mezzanine Fund No.3		3,054	4	(41)	—	—	3,017
Eum Private Equity Fund No.7		7,873	(86)	1,383	—	—	9,170
Kiwoom Private Equity Ant-Man Startup Venture Specialized Private Equity Fund		7,594	(4,870)	(2,724)	—	—	—
Kiwoom Hero No.4 Private Equity Fund		4,305	—	(788)	—	—	3,517
Vogo Canister Professional Trust Private Fund I		41,072	2,103	3,154	—	—	46,329
SW-S Fund		6,724	—	524	—	—	7,248
CL Buyout 1st PEF		13,791	273	(1,222)	—	—	12,842
Timefolio The Venture-V second		4,572	—	(476)	—	—	4,096
Newlake Growth Capital Partners2 PEF		12,921	(177)	(248)	—	—	12,496
Shinhan Smilegate Global PEF I		3,336	(1,828)	2,263	—	—	3,771
Fount Professional Investors Private Investment Trust No.3		5,197	(5,197)	—	—	—	—
Genesis Eco No.1 PEF		11,130	195	93	—	—	11,418
SHINHAN-NEO Market-Frontier 2nd Fund		24,606	8,540	1,274	—	—	34,420
NH-Synergy Core Industrial New Technology Fund		6,437	—	(60)	—	—	6,377
J& Moorim Jade Investment Fund		5,540	(385)	279	—	—	5,434
Helios-KDBC Digital Contents 1st		1,695	1,720	(59)	—	—	3,356
Ulmus SHC innovation investment fund		5,192	—	(306)	—	—	4,886
Mirae Asset Partners X Private Equity Fund		7,858	—	(66)	—	—	7,792
T Core Industrial Technology 1st Venture PEF		4,535	—	(6)	—	—	4,529

	2022
Investees	Beginning balance		Investment and dividend	Equity method income (loss)	Change in other comprehensive income	Impairment loss	Ending balance
Curious Finale Corporate Recovery Private Equity Fund	~~W~~	3,690	(245)	146	—	—	3,591
TI First Property Private Investment Trust 1		3,055	(101)	173	—	—	3,127
MPLUS Professional Private Real Estate Fund 25		3,290	655	286	—	—	4,231
IBKC Global Contents Investment Fund		4,943	—	(391)	—	—	4,552
Nautic Smart No.6 Private Equity Fund		3,974	(3,752)	956	—	—	1,178
Premier Luminous Private Equity Fund		6,991	(2,314)	4,289	—	—	8,966
Hanyang-Meritz 1 Fund		3,483	—	(17)	—	—	3,466
KNT 2ND PRIVATE EQUITY FUND		4,157	(3,000)	(207)	—	—	950
Kiwoom-Shinhan Innovation Fund 2		2,677	9,000	(406)	—	—	11,271
Maple Mobility Fund		8,683	91	8,085	—	—	16,859
SJ ESG Innovative Growth Fund		2,998	—	1,199	—	—	4,197
AVES 1st Corporate Recovery Private Equity Fund		4,736	—	321	—	—	5,057
JS Shinhan Private Equity Fund		5,037	—	(84)	—	—	4,953
NH Kyobo AI Solution Investment Fund		2,973	—	315	—	—	3,288
Daishin Newgen New Technology Investment Fund 1st		12,169	(2,277)	(4,188)	—	—	5,704
META ESG Private Equity Fund I		5,677	—	180	—	—	5,857
SWFV FUND-1		9,646	—	(518)	—	—	9,128
PHAROS DK FUND		3,949	—	(114)	—	—	3,835
Shinhan VC tomorrow venture fund 1		9,042	18,226	(342)	—	—	26,926
Highland 2021-8 Fund		4,899	—	(73)	—	—	4,826
H-IOTA Fund		9,728	(88)	(17)	—	—	9,623
Stonebridge-Shinhan Unicorn Secondary Fund		2,074	4,160	(152)	—	—	6,082
Tres-Yujin Trust		9,995	(546)	555	—	—	10,004
Shinhan-Time mezzanine blind Fund		14,942	—	(1,630)	—	—	13,312
Capstone REITs No.26		4,395	(300)	(243)	—	—	3,852
JB Incheon-Bucheon REITS No.54		4,999	—	(10)	—	—	4,989
Hankook Smart Real Asset Investment Trust No.3		4,342	2,195	456	—	—	6,993
JB Hwaseong-Hadong REITs No.53		4,999	—	(8)	—	—	4,991
KB Oaktree Trust No.3		3,159	5,376	70	—	—	8,605
Daehan No.36 Office Asset Management Company		21,500	(635)	1,193	—	—	22,058

	2022
Investees	Beginning balance		Investment and dividend	Equity method income (loss)	Change in other comprehensive income	Impairment loss	Ending balance
Rhinos Premier Mezzanine Private Investment Fund No.1	~~W~~	3,005	—	(132)	—	—	2,873
SH Real Estate Loan Investment Type Private Real Estate Investment Trust No.2		19,903	35,762	1,669	—	—	57,334
Shinhan JigaeNamsan Road Private Special Asset Investment Trust		40,105	(795)	1,261	—	—	40,571
SKS-Yozma Fund No.1		5,945	—	654	—	—	6,599
IBKC-METIS Global Contents Investment Fund		4,000	—	550	—	—	4,550
Keistone Unicorn Private Equity Fund		6,300	—	(51)	—	—	6,249
KB Distribution Private Real Estate 3-1		—	24,000	2,651	—	—	26,651
Pacific Private Investment Trust No.49-1		—	28,000	641	—	—	28,641
KIWOOM Real estate private placement fund for normal investors No. 31		—	8,474	84	—	—	8,558
RIFA Real estate private placement fund for normal investoes No. 51		—	5,650	76	—	—	5,726
Fivetree general private equity fund No.15		—	11,995	286	—	—	12,281
Shinhan-Kunicorn first Fund		—	10,000	(169)	—	—	9,831
Harvest Fund No.3		—	13,000	2,854	—	—	15,854
Shinhan Simone Fund I		—	5,000	(204)	—	—	4,796
Korea Investment develop seed Trust No.1		—	9,562	680	—	—	10,242
Tiger Green alpah Trust No.29		—	26,180	626	—	—	26,806
STIC ALT Global II Private Equity Fund		—	10,000	(141)	—	—	9,859
NH-Brain EV Fund		—	13,000	(1,408)	—	—	11,592
DDI LVC Master Real Estate Investment Trust Co., Ltd.		—	6,625	(220)	—	—	6,405
Find-Green New Deal 2nd Equity Fund		—	4,549	(41)	—	—	4,508
ShinhanFitrin 1st Technology Business Investment Association		—	4,850	(413)	—	—	4,437
PARATUS No.3 Private Equity Fund		—	5,000	(64)	—	—	4,936
Golden Route 2nd Startup Venture Specialized Private Equity Fund		—	3,000	3	—	—	3,003
Koramco Private Real Estate Fund 143		—	3,030	—	—	—	3,030

	2022
Investees	Beginning balance		Investment and dividend	Equity method income (loss)	Change in other comprehensive income	Impairment loss	Ending balance
Korea Investment Top Mezzanine Private Real Esate Trust No.1	~~W~~	—	8,884	1,001	—	—	9,885
LB YoungNam Logistics Private Trust No.40		—	9,706	42	—	—	9,748
Shinhan-Cognitive Start-up Fund L.P.		—	9,200	753	—	—	9,953
IGEN2022 No.1 private Equity Fund		—	8,280	765	—	—	9,045
Cornerstone J&M Fund I		—	3,600	(39)	—	—	3,561
Logisvalley Shinhan REIT Co.,Ltd.		—	3,880	(60)	(16)	—	3,804
KDB Investment Global Healthcare Private Equity Fund I		—	35,000	(532)	—	—	34,468
Korea Investment Green Newdeal Infra Trust No.1		—	5,734	(20)	—	—	5,714
BTS 2nd Private Equity Fund		—	3,934	(162)	—	—	3,772
Shinhan Global Active REIT Co.Ltd.		—	19,900	(678)	—	—	19,222
NH-J&-IBKC Label Technology Fund		—	9,976	(110)	—	—	9,866
IMM Global Venture Opportunity, LP		—	3,115	—	—	—	3,115
Capstone Develop Frontier Trust		—	6,857	—	—	—	6,857
Nextrade Co., Ltd.		—	9,700	—	—	—	9,700
SH Sustainable Management ESG Short term Bond Security Feeder Investment Trust No.1		—	3,000	11	—	—	3,011
SH 1.5years Maturity Investment Type Security Investment Trust No.2		—	4,600	1	—	—	4,601
Eventus-IBKC LIB Fund		—	7,000	(965)	—	—	6,035
NH-Daishin-Kyobo healthcare 1 Fund		—	4,000	(52)	—	—	3,948
IBKC-Behigh Fund 1st		—	3,300	(32)	—	—	3,268
Nautic Green Innovation ESG Co-investment No.1 Private Equity Fund		—	4,000	(44)	—	—	3,956
ON No.1 Private Equity Fund		—	6,000	(638)	—	—	5,362
Digital New Deal Kappa Private Equity Fund		—	5,000	(54)	—	—	4,946
Others		170,811	50,920	12,089	—	(3,598)	230,222

	~~W~~	2,913,745	(105,125)	121,697	(24,238)	(1,605)	2,904,474

(*1)	The Group has stopped recognizing its equity method income or loss due to the carrying value of ‘0’ resulting from the investees’ cumulative loss.
(*2)
For the year ended December 31, 2022, it is incorporated into the consolidation target as the Group held control due to increased equity ratio and BNP Paribas Cardif General Insurance, Ltd. has changed its name to Shinhan EZ General Insurance, Ltd.

Condensed statement of financial position information of associates
(c)	The statement of financial information as of and for the years ended December 31, 2021 and 2022 are as follows:

	2021
Investees	Asset		Liability	Operating revenue	Net profit (loss)	Other comprehen- sive income (loss)	Total comprehen- sive income (loss)
BNP Paribas Cardif Life Insurance	~~W~~	3,268,153	2,974,519	48,207	(4,499)	(39,454)	(43,953)
Songrim Partners		1,003	1,065	548	—	—	—
Partners 4th Growth Investment Fund		60,073	7,939	52,019	50,100	18,774	68,874
KTB Newlake Global Healthcare PEF		30,969	161	552	27	—	27
Shinhan-Neoplux Energy Newbiz Fund		66,213	1,002	20,575	18,016	—	18,016
Shinhan-Albatross tech investment Fund		20,677	464	12,058	10,912	—	10,912
VOGO Debt Strategy Qualified IV Private		35,919	23	5,393	1,138	—	1,138
Shinhan-Midas Donga Secondary Fund		7,902	—	72	(602)	—	(602)
ShinHan – Soo Young Entrepreneur Investment Fund No.1		17,960	352	27,318	8,906	—	8,906
Shinhan Praxis K-Growth Global Private Equity Fund		41,193	60	1,217	669	—	669
Kiwoom Milestone Professional Private Real Estate Trust 19		49,101	38,596	2,505	(9,199)	—	(9,199)
AIP EURO Green Private Real Estate Trust No.3		219,110	79,534	52,789	47,070	—	47,070
Shinhan Global Healthcare Fund 1		43	3,507	—	(1,414)	—	(1,414)
KB NA Hickory Private Special Asset Fund		91,752	84	15,540	4,502	—	4,502
Koramco Europe Core Private Placement Real Estate Fund No.2-2		46,169	1,894	7,743	4,719	—	4,719
BNP Paribas Cardif General Insurance		140,179	78,748	61,951	(6,872)	(28)	(6,900)
Hermes Private Investment Equity Fund		33,545	8	23,536	23,486	—	23,486
Shinhan-Nvestor Liquidity Solution Fund		21,420	—	2,169	2,064	—	2,064
Shinhan AIM FoF Fund 1-A		36,651	28	4,527	(1,466)	—	(1,466)
IGIS Global Credit Fund 150-1		21,625	16	3,138	1,763	—	1,763
Partner One Value up I Private Equity Fund		28,273	—	304	10,910	—	10,910
Genesis No.1 Private Equity Fund		243,534	—	—	(109,494)	—	(109,494)

	2021
Investees	Asset		Liability	Operating revenue	Net profit (loss)	Other comprehen- sive income (loss)	Total comprehen- sive income (loss)

Korea Omega Project Fund III	~~W~~	18,234	—	3,154	3,093	—	3,093
Soo Delivery Platform Growth Fund		19,578	—	6,243	6,018	—	6,018
Genesis North America Power Company No.1 PEF		34,626	316	11,654	4,951	—	4,951
SH MAIN Professional Investment Type Private Mixed Asset Investment Trust No.3		178,427	358	28,997	27,719	—	27,719

Korea Finance Security		35,044	14,966	63,693	(412)	—	(412)
MIEL CO.,LTD.		491	632	36	(56)	—	(56)
AIP Transportation Specialized Privately Placed Fund Trust #1		104,512	7,415	16,239	3,773	—	3,773
E&Healthcare Investment Fund No.6		32,615	—	17,133	(23,116)	—	(23,116)
One Shinhan Global Fund 1		15,799	41	8,276	(1,280)	—	(1,280)
Kiwoom-Shinhan Innovation Fund I		23,613	151	4,803	1,823	—	1,823
Daishin-K&T New Technology Investment Fund		25,637	66	8,639	3,171	—	3,171
Midas Asset Global CRE Debt Private Fund No.6		117,396	49	2,817	1,451	—	1,451
Samchully Midstream Private Placement Special Asset Fund 5-4		65,966	35	11,141	(4,113)	—	(4,113)
SH Senior Loan Professional Investment Type Private Mixed Asset Investment Trust No.3		126,043	23	6,544	6,048	—	6,048
NH-Amundi Global Infrastructure Trust 14		61,005	1	4,134	4	—	4
Jarvis Memorial Private Investment Trust 1		10,214	4	39	35	—	35
Vestas Qualified Investors Private Real Estate Fund Investment Trust No.37		55,273	19	6,500	23	—	23
Milestone Private Real Estate Fund 3		57,956	114	1,880	1,522	—	1,522
Nomura-Rifa Private Real Estate Investment Trust 31		97,211	72,103	7,364	639	—	639
SH Senior Loan Professional Investment Type Private Mixed Asset Investment Trust No.2		48,157	33	2,106	1,991	—	1,991
Cape IT Fund No.3		30,651	52	2,100	(11)	—	(11)

	2021
Investees	Asset		Liability	Operating revenue	Net profit (loss)	Other comprehen- sive income (loss)	Total comprehen- sive income (loss)
FuturePlay-Shinhan TechInnovation Fund 1	~~W~~	14,297	—	3	(342)	—	(342)
Stonebridge Corporate 1st Fund		6,718	—	1	(622)	—	(622)
Vogo Realty Partners Private Real Estate Fund V		49,842	82	2,110	(2,066)	—	(2,066)
Korea Credit Bureau		129,478	43,981	121,982	8,988	—	8,988
Goduck Gangil1 PFV Co., Ltd		301,513	317,276	88,085	(1,835)	—	(1,835)
SBC PFV Co., Ltd.		334,262	175,976	—	(4,462)	—	(4,462)
NH-amundi global infra private fund 16		297,837	193,821	25,560	14,770	—	14,770
IMM Global Private Equity Fund		362,514	3,099	50,060	24,933	—	24,933
HANA Alternative Estate Professional Private122		39,878	38	2,608	1,160	—	1,160

SH Corporate Professional Investment Type Private Security Investment Trust No.7		268,037	167,939	3,231	415	—	415
SH BNCT Professional Investment Type Private Special Asset Investment Trust		389,240	—	14,978	14,978	—	14,978
Deutsche Global Professional Investment Type Private Real Estate Investment Trust No. 24		54,914	756	23,920	2,948	—	2,948
BRAIN DO PROFESSIONALE PRIVATE No. 27		3,351	—	2,002	2,002	—	2,002
Sparklabs-Shinhan Opportunity Fund 1		9,372	—	—	(388)	—	(388)
BNW Tech-Innovation Private Equity Fund		20,215	513	95	(204)	—	(204)
IGIS Real-estate Private Investment Trust No.33		87,790	53,808	1,123	440	—	440
WWG Global Real Estate Investment Trust no.4		36,030	11	2,538	293	—	293
Goduck Gangil10 PFV Co., Ltd		253,607	261,969	—	(8,526)	—	(8,526)
Fidelis Global Private Real Estate Trust No.2		25,271	6	1,575	1,532	—	1,532
AIP EURO PRIVATE REAL ESTATE TRUST No. 12		172,398	909	23,567	21,983	—	21,983
Shinhan Healthcare Fund 2		35	138	340	(7,310)	—	(7,310)
Pebblestone CGV Private Real Estate Trust No.1		64,667	36,415	7,147	2,350	—	2,350
Shinhan AIM Real Estate Fund No.2		79,162	1,580	9,672	(3,666)	—	(3,666)
Shinhan AIM Real Estate Fund No.1		226,809	15,901	20,209	8,467	—	8,467

	2021
Investees	Asset		Liability	Operating revenue	Net profit (loss)	Other comprehen- sive income (loss)	Total comprehen- sive income (loss)
SH Daegu Green Power Cogeneration System Professional Investment Type Private Special Asset Investment Trust	~~W~~	149,702	75	4,451	4,152	—	4,152
SH Sangju YC Expressway Professional Investment Type Private Special Asset Investment Trust		70,637	236	—	(1,231)	—	(1,231)
SH Global Infrastructure Professional Investment Type Private Special Asset Investment Trust No.7-2		26,429	33	2,310	(2,105)	—	(2,105)
Korea Omega-Shinhan Project Fund I		14,488	—	—	(1,373)	—	(1,373)
ST-Bonanja Food tech		8,650	—	3,666	3,519	—	3,519
Samsung SRA Real Estate Professional Private 45		56,083	4,564	3,833	(1,769)	—	(1,769)
IBK Global New Renewable Energy Special Asset Professional Private2		114,645	4,633	5,520	5,265	—	5,265
VS Cornerstone Fund		8,281	—	2	(132)	—	(132)
Aone Mezzanine Opportunity Professional Private		15,247	800	1,409	(18)	—	(18)
NH-Amundi US Infrastructure Private Fund2		104,374	61	6,769	5,351	—	5,351
KB Distribution Private Real Estate1		50,014	508	2,335	2,289	—	2,289
SH Japan Photovoltaic Private Special Asset Investment Trust No.2		43,540	155	7,216	2,216	—	2,216
Kakao-Shinhan 1st TNYT Fund		29,948	133	8	(379)	—	(379)
IMM Special Situation 1-2 PRIVATE EQUITY FUND		57,965	3	4,610	4,418	—	4,418
Pacific Private Placement Real Estate Fund No.40		46,898	—	398	398	—	398
Mastern Private Real Estate Loan Fund No.2		22,453	139	549	410	—	410
LB Scotland Amazon Fulfillment Center Fund 29		44,614	37	5,177	3,345	—	3,345
JR AMC Hungary Budapest Office Fund 16		38,545	1,271	—	—	—	—
EDNCENTRAL Co.,Ltd.		94,405	96,892	1,381	(5,093)	—	(5,093)
Future-Creation Neoplux Venture Capital Fund		22,488	3,919	10,294	1,332	—	1,332
Gyeonggi-Neoplux Superman Fund		36,815	620	21,349	17,163	—	17,163
NewWave 6th Fund		48,185	—	4,009	2,434	—	2,434

	2021
Investees	Asset		Liability	Operating revenue	Net profit (loss)	Other comprehen- sive income (loss)	Total comprehen- sive income (loss)
KTC-NP Growth Champ 2011-2 Private Equity Fund	~~W~~	80,853	9,024	20,479	20,472	—	20,472
Neoplux No.3 Private Equity Fund		226,970	962	38,467	21,233	—	21,233
PCC Amberstone Private Equity Fund I		105,169	—	12,174	12,302	—	12,302
KIAMCO POWERLOAN TRUST 4TH		95,658	24	3,282	3,188	—	3,188
Mastern Opportunity Seeking Real Estate Fund II		111,276	4,692	11,332	11,274	—	11,274
AION ELFIS PROFESSIONAL PRIVATE 1		22,143	31	4,212	1,219	—	1,219
T&F 2020 SS Private Equity Fund Specializing in Start-up and Venture Business		15,062	374	—	(312)	—	(312)
Neoplux Market-Frontier Secondary Fund		58,273	954	7,913	1,932	—	1,932
Harvest Private Equity Fund II		15,877	97	2,496	2,262	—	2,262
Synergy Green New Deal 1st New Technology Business Investment Fund		34,379	—	977	(272)	—	(272)
KAIM Real-estate Private Investment Trust 20		13,125	—	125	125	—	125
KIAMCO Vietnam Solar Special Asset Private Investment Trust		15,065	12	—	—	—	—
Daishin New Technology Investment Fund 5th		18,970	30	6,903	6,778	—	6,778
CSQUARE SNIPER PROFESSIONAL PRIVATE 10		5,269	75	425	195	—	195
Acurus Hyundai Investment Partners New Technology		17,642	42	6,881	6,679	—	6,679
IGIS GLIP Professional Investment Private Real Estate Investment Trust No. 1-1		60,740	59	6,767	6,637	2,339	8,976
IGIS GLIP Professional Investment Private Real Estate Investment Trust No. 1-2		60,740	59	6,767	6,637	2,339	8,976
Pacific Sunny Professional Investors Private Placement Real Estate Investment Company No.45		134,667	94,282	6	(8,090)	—	(8,090)
SHINHAN-NEO Core Industrial Technology Fund		11,439	—	5	(499)	—	(499)

	2021
Investees	Asset		Liability	Operating revenue	Net profit (loss)	Other comprehen- sive income (loss)	Total comprehen- sive income (loss)
SHBNPP Green New Deal Energy Professional Investment Type Private Special Asset Investment Trust No.2	~~W~~	90,848	38	3,650	2,767	—	2,767
SIMONE Mezzanine Fund No.3		10,404	9	345	253	—	253
Eum Private Equity Fund No.7		37,495	—	—	(573)	—	(573)
Kiwoom Private Equity Ant-Man Startup Venture Specialized Private Equity Fund		30,434	59	10,475	10,241	—	10,241
Kiwoom Hero No.4 Private Equity Fund		20,478	29	1	(1,908)	—	(1,908)
Vogo Canister Professional Trust Private Fund I		112,505	72	16,029	4,949	—	4,949
SW-S Fund		22,191	—	—	(909)	—	(909)
CL Buyout 1st PEF		64,518	159	1	(390)	—	(390)
Timefolio The Venture-V second		22,829	769	3,361	2,941	—	2,941
Newlake Growth Capital Partners2 PEF		43,187	—	290	(263)	—	(263)
Shinhan Smilegate Global PEF I		23,469	—	—	(281)	—	(281)
Fount Professional Investors Private Investment Trust No.3		10,416	17	411	394	—	394
Genesis Eco No.1 PEF		38,369	4	308	(377)	—	(377)
SHINHAN-NEO Market-Frontier 2nd Fund		58,138	513	1,466	(2,375)	—	(2,375)
NH-Synergy Core Industrial New Technology Fund		17,430	—	—	(170)	—	(170)
J& Moorim Jade Investment Fund		22,265	6	356	160	—	160
Ulmus SHC innovation investment fund		21,601	—	956	801	—	801
Mirae Asset Partners X Private Equity Fund		22,035	33	1	(398)	—	(398)
T Core Industrial Technology 1st Venture PEF		14,418	5	197	113	—	113
Curious Finale Corporate Recovery Private Equity Fund		13,346	61	1,275	1,126	—	1,126
TI First Property Private Investment Trust 1		7,654	17	156	139	—	139
MPLUS Professional Private Real Estate Fund 25		8,186	290	451	396	—	396
IBKC Global Contents Investment Fund		20,265	—	—	(235)	—	(235)

	2021
Investees	Asset		Liability	Operating revenue	Net profit (loss)	Other comprehen- sive income (loss)	Total comprehen- sive income (loss)
Nautic Smart No.6 Private Equity Fund	~~W~~	10,565	32	50	(68)	—	(68)
Premier Luminous Private Equity Fund		25,170	3	—	(375)	—	(375)
Hanyang-Meritz 1 Fund		15,423	—	—	(77)	—	(77)
KNT 2ND PRIVATE EQUITY FUND		19,133	9	5,402	5,324	—	5,324
Maple Mobility Fund		43,024	1	—	(2,930)	—	(2,930)
AVES 1st Corporate Recovery Private Equity Fund		6,215	—	—	(85)	—	(85)
JS Shinhan Private Equity Fund		130,967	1	7	(1,036)	—	(1,036)
Daishin Newgen New Technology Investment Fund 1 st		24,050	2	1	8,238	—	8,238
META ESG Private Equity Fund I		21,722	—	1	(178)	—	(178)
SWFV FUND-1		24,055	90	—	(135)	—	(135)
PHAROS DK FUND		16,349	60	—	(210)	—	(210)
Shinhan VC tomorrow venture fund 1		22,603	—	23	(397)	—	(397)
Highland 2021-8 Fund		15,000	2	—	(2)	—	(2)
Medicii 2021-3 Fund		39,217	15	—	(98)	—	(98)
Tres-Yujin Trust		20,000	11	—	(11)	—	(11)
Shinhan-Time mezzanine blind Fund		29,885	—	—	(115)	—	(115)
Capstone REITs No.26		12,223	3,433	—	—	—	—
JB Incheon-Bucheon REITS No.54		12,718	2	—	(2)	—	(2)
Hankook Smart Real Asset Investment Trust No.3		13,146	120	532	506	—	506
JB Hwaseong-Hadong REITs No.53		16,113	2	—	(2)	—	(2)
KB Oaktree Trust No.3		9,552	77	130	52	—	52
Daehan No.36 Office Asset Management Company		133,884	95,993	1,000	111	—	111
Rhinos Premier Mezzanine Private Investment Fund No.1		10,759	—	19	17	—	17
SH Real Estate Loan Investment Type Private Real Estate Investment Trust No.2		66,959	12	1,617	1,605	—	1,605
Shinhan JigaeNamsan Road Private Special Asset Investment Trust		161,417	27	467	440	—	440
SKS-Yozma Fund No.1		19,915	—	1	(185)	—	(185)

(*)	Excluded the financial information of associates that are not subject to equity method due to disposal or of which the financial information is not available as of end of the year.

	2022
Investees	Asset		Liability	Operating revenue	Net profit (loss)	Other comprehensive income (loss)	Total comprehensive income (loss)
BNP Paribas Cardif Life Insurance	~~W~~	2,528,558	2,327,352	47,631	(11,901)	(80,527)	(92,428)
Partners 4th Growth Investment Fund		54,661	496	14,432	27,663	(18,774)	8,889
KTB Newlake Global Healthcare PEF		21,000	55	3,091	2,996	—	2,996
Shinhan-Neoplux Energy Newbiz Fund		66,792	978	3,371	21,618	—	21,618
Shinhan-Albatross tech investment Fund		24,870	363	1,469	10,429	(383)	10,046
Meritz AI-SingA330-A Investment Type Private Placement Special Asset Fund		17,718	2	14,888	14,888	—	14,888
Meritz AI-SingA330-B Investment Type Private Placement Special Asset Fund		8,569	6	1,267	1,265	—	1,265
VOGO Debt Strategy Qualified IV Private		30,440	20	3,963	1,691	—	1,691
Shinhan -Midas Dong-A Secondary Fund		8,863	—	3,749	3,011	—	3,011
ShinHan – Soo Young Entrepreneur Investment Fund No.1		18,660	269	1,056	784	—	784
Shinhan Praxis K-Growth Global Private Equity Fund		26,086	4	32,477	31,394	—	31,394

Kiwoom Milestone Professional Private Real Estate Trust 19		46,585	38,663	2,605	(2,584)	—	(2,584)
Shinhan Global Healthcare Fund 1		40	4,558	—	(1,406)	—	(1,406)
KB NA Hickory Private Special Asset Fund		91,617	45	17,394	8,543	—	8,543
Koramco Europe Core Private Placement Real Estate Fund No.2-2		45,492	1,798	7,431	574	—	574
Hermes Private Investment Equity Fund		19,078	7	—	(14,465)	—	(14,465)
KDBC-Midas Dong-A Global contents Fund		18,412	19	7,110	5,689	—	5,689

	2022
Investees	Asset		Liability	Operating revenue	Net profit (loss)	Other comprehensive income (loss)	Total comprehensive income (loss)
Shinhan-Nvestor Liquidity Solution Fund	~~W~~	26,085	249	2,297	1,607	—	1,607
Shinhan AIM FoF Fund 1-A		40,471	27	16,497	3,617	—	3,617
IGIS Global Credit Fund 150-1		18,779	14	5,436	2,223	—	2,223
Partner One Value up I Private Equity Fund		18,496	68	1,281	(9,798)	—	(9,798)
Genesis No.1 Private Equity Fund		262,825	2	19,226	17,898	—	17,898
Korea Omega Project Fund III		15,610	—	—	(2,624)	—	(2,624)
Genesis North America Power Company No.1 PEF		20,898	138	20,864	20,155	—	20,155
SHBNPP MAIN Professional Investment Type Private Mixed Asset Investment Trust No.3		185,777	444	—	(44,452)	—	(44,452)
MIEL CO.,LTD.		422	565	36	(1)	—	(1)
AIP Transportation Specialized Privately Placed Fund Trust #1		125,545	86	7,398	(3,978)	—	(3,978)
E&Healthcare Investment Fund No.6		2,839	—	3,243	(14,623)	—	(14,623)
One Shinhan Global Fund 1		9,575	80	—	(6,263)	—	(6,263)
Kiwoom-Shinhan Innovation Fund I		19,130	249	1,545	(1,581)	—	(1,581)
Midas Asset Global CRE Debt Private Fund No.6		139,200	662	10,515	6,925	—	6,925
Samchully Midstream Private Placement Special Asset Fund 5-4		71,399	47	16,238	(4,512)	—	(4,512)
SHBNPP Senior Loan Professional Investment Type Private Mixed Asset Investment Trust No.3		122,479	23	4,534	1,007	—	1,007
NH-Amundi Global Infrastructure Trust 14		69,933	14	14,823	3,201	—	3,201

	2022
Investees	Asset		Liability	Operating revenue	Net profit (loss)	Other comprehensive income (loss)	Total comprehensive income (loss)
Jarvis Memorial Private Investment Trust 1	~~W~~	9,887	4	384	380	—	380
Vestas Qualified Investors Private Real Estate Fund Investment Trust No.37		55,618	20	15,784	379	—	379
Milestone Private Real Estate Fund 3 (Derivative Type)		59,697	212	1,865	(4,045)	—	(4,045)
RIFA Real estate private placement fund for normal investors No. 31		95,314	71,795	13,708	108	—	108
SHBNPP Senior Loan Professional Investment Type Private Mixed Asset Investment Trust No.2		13,967	6	2,226	(9,585)	—	(9,585)
T&F 2019 bearing Private Equity Fund Specializing in Start-up and Venture Business		11,446	6	1,527	1,333	—	1,333
FuturePlay-Shinhan TechInnovation Fund 1		13,832	—	2	(465)	—	(465)
Stonebridge Corporate 1st Fund		8,211	—	1,575	1,493	—	1,493
Vogo Realty Partners Private Real Estate Fund V		50,529	83	3,851	3,637	—	3,637
Korea Credit Bureau		144,765	88,766	141,445	(29,498)	—	(29,498)
Goduck Gangil1 PFV Co., Ltd.		212,608	206,893	187,295	21,478	—	21,478
SBC PFV Co., Ltd.		424,242	290,391	—	(4,471)	—	(4,471)
NH-amundi global infra private fund 16		112,489	66	32,982	22,026	—	22,026
IMM Global Private Equity Fund		451,407	4,821	25,234	(48,679)	—	(48,679)
SHBNPP BNCT Professional Investment Type Private Special Asset Investment Trust		362,896	66	10,788	(18,077)	—	(18,077)
Deutsche Global Professional Investment Type Private Real Estate Investment Trust No. 24		43,941	552	25,185	2,665	—	2,665

	2022
Investees	Asset		Liability	Operating revenue	Net profit (loss)	Other comprehensive income (loss)	Total comprehensive income (loss)
Sparklabs-Shinhan Opportunity Fund 1	~~W~~	9,356	—	1,951	1,652	—	1,652
BNW Tech-Innovation Private Equity Fund		20,303	763	92	(161)	—	(161)
IGIS Real-estate Private Investment Trust No.33		89,582	53,964	5,202	3,387	—	3,387
WWG Global Real Estate Investment Trust no.4		34,970	11	4,402	1,169	—	1,169
Goduck Gangil10 PFV Co., Ltd.		179,923	163,660	210,961	24,625	—	24,625
Fidelis Global Private Real Estate Trust No.2		30,217	32	—	(821)	—	(821)
AIP EURO PRIVATE REAL ESTATE TRUST No. 12		169,704	969	17,932	13,514	—	13,514
Shinhan Global Healthcare Fund 2		32	192	1	(75)	—	(75)
Shinhan AIM Real Estate Fund No.2		84,946	806	10,262	(4,595)	—	(4,595)
Shinhan AIM Real Estate Fund No.1		239,734	27,259	15,006	11,925	—	11,925
SHBNPP Daegu Green Power Cogeneration System Professional Investment Type Private Special Asset Investment Trust		148,236	75	4,456	2,688	—	2,688
SHBNPP Sangju YC Expressway Professional Investment Type Private Special Asset Investment Trust		66,408	301	655	(4,315)	—	(4,315)
SHBNPP Global Infrastructure Professional Investment Type Private Special Asset Investment Trust No.7-2		34,479	42	4,149	2,310	—	2,310
Korea Omega-Shinhan Project Fund I		20,043	—	1,776	1,555	—	1,555
ST-Bonanja Food tech		6,775	—	202	(275)	—	(275)
Samsung SRA Real Estate Professional Private 45[FoFs]		93,284	7,161	5,721	(7,106)	—	(7,106)

	2022
Investees	Asset		Liability	Operating revenue	Net profit (loss)	Other comprehensive income (loss)	Total comprehensive income (loss)

IBK Global New Renewable Energy Special Asset Professional Private2	~~W~~	115,311	41	8,791	8,504	—	8,504
VS Cornerstone Fund		8,098	—	1	(131)	—	(131)
Aone Mezzanine Opportunity Professional Private		8,006	229	992	729	—	729
NH-Amundi US Infrastructure Private Fund2		123,363	72	32,302	9,571	—	9,571
SHBNPP Japan Photovoltaic Private Special Asset Investment Trust No.2		21,202	99	6,709	2,901	—	2,901
Kakao-Shinhan 1st TNYT Fund		44,003	134	14,778	14,054	—	14,054
IMM Special Situation 1-2 PRIVATE EQUITY FUND		13,058	39	6,499	(1,494)	—	(1,494)
Pacific Private Placement Real Estate Fund No.40		145,569	98,572	4,155	3,122	—	3,122
Mastern Private Real Estate Loan Fund No.2		19,200	175	919	759	—	759

LB Scotland Amazon Fulfillment Center Fund 29		42,291	39	2,226	795	—	795
JR AMC Hungary Budapest Office Fund 16		38,247	—	3,493	3,493	—	3,493
EDNCENTRAL Co.,Ltd.		114,856	138,293	1,193	(9,338)	—	(9,338)
Future-Creation Neoplux Venture Capital Fund		30,109	3,949	13,584	7,591	—	7,591
Gyeonggi-Neoplux Superman Fund		25,739	623	12,768	(5,587)	—	(5,587)
NewWave 6th Fund		45,981	849	2,167	(3,053)	—	(3,053)
KTC-NP Growth Champ 2011-2 Private Equity Fund		27,070	5,349	463	(5,288)	—	(5,288)
Neoplux No.3 Private Equity Fund		207,723	3,194	10,686	(21,454)	—	(21,454)
PCC Amberstone Private Equity Fund I		89,577	2,892	9,177	(10,097)	—	(10,097)

	2022
Investees	Asset		Liability	Operating revenue	Net profit (loss)	Other comprehensive income (loss)	Total comprehensive income (loss)
KIAMCO POWERLOAN TRUST 4TH	~~W~~	91,908	24	5,024	1,117	—	1,117
Mastern Opportunity Seeking Real Estate Fund II		73,584	40	13,201	(2,950)	—	(2,950)
AION ELFIS PROFESSIONAL PRIVATE 1		17,833	2	395	(4,280)	—	(4,280)
T&F 2020 SS Private Equity Fund Specializing in Start-up and Venture Business		19,257	22	10,655	10,381	—	10,381
Neoplux Market-Frontier Secondary Fund		71,633	904	29,131	16,720	—	16,720
Harvest Private Equity Fund II		14,387	157	119	(831)	—	(831)
Synergy Green New Deal 1st New Technology Business Investment Fund		37,743	—	4,283	3,883	—	3,883
KAIM Real-estate Private Investment Trust 20		3,089	—	820	820	—	820
KIAMCO Vietnam Solar Special Asset Private Investment Trust		13,473	18	5,271	2,438	—	2,438
Daishin New Technology Investment Fund 5th		10,384	15	227	107	—	107
SHINHAN-NEO Core Industrial Technology Fund		19,037	124	136	(486)	—	(486)
SHBNPP Green New Deal Energy Professional Investment Type Private Special Asset Investment Trust No.2		83,453	36	3,580	1,158	—	1,158
SIMONE Mezzanine Fund No.3		10,427	8	120	(129)	—	(129)
Eum Private Equity Fund No.7		43,679	6	7,116	6,587	—	6,587
Kiwoom Hero No.4 Private Equity Fund		16,731	26	399	191	(3,936)	(3,745)
Vogo Canister Professional Trust Private Fund I		127,808	61	22,709	8,743	—	8,743

	2022
Investees	Asset		Liability	Operating revenue	Net profit (loss)	Other comprehensive income (loss)	Total comprehensive income (loss)
SW-S Fund	~~W~~	23,919	—	1,978	1,728	—	1,728
CL Buyout 1st PEF		60,144	214	1	(5,704)	—	(5,704)
Timefolio The Venture-V second		19,764	—	—	(2,296)	—	(2,296)
Newlake Growth Capital Partners2 PEF		42,358	592	—	(829)	—	(829)
Shinhan Smilegate Global PEF I		28,792	—	6,610	6,118	—	6,118
Genesis Eco No.1 PEF		39,363	4	657	1,400	—	1,400
SHINHAN-NEO Market-Frontier 2nd Fund		81,123	513	8,166	2,985	—	2,985
NH-Synergy Core Industrial New Technology Fund		17,269	—	—	100	—	100
J& Moorim Jade Investment Fund		21,837	1	1,134	969	—	969
Helios-KDBC Digital Contents 1st		14,518	87	3,529	3,272	—	3,272
Ulmus SHC innovation investment fund		20,326	—	1	(1,275)	—	(1,275)
Mirae Asset Partners X Private Equity Fund		21,850	33	2	(185)	—	(185)
T Core Industrial Technology 1st Venture PEF		14,405	12	208	(20)	—	(20)
Curious Finale Corporate Recovery Private Equity Fund		12,986	61	946	522	—	522
TI First Property Private Investment Trust 1		7,817	—	432	432	—	432
MPLUS Professional Private Real Estate Fund 25		12,395	2,242	686	686	—	686
IBKC Global Contents Investment Fund		18,739	78	—	(1,603)	—	(1,603)

Nautic Smart No.6 Private Equity Fund		3,212	91	2,718	2,531	—	2,531
Premier Luminous Private Equity Fund		35,763	63	10,762	10,534	—	10,534
Hanyang-Meritz 1 Fund		15,348	—	41	(74)	—	(74)
KNT 2ND PRIVATE EQUITY FUND		5,182	5	6,186	5,983	—	5,983

	2022
Investees	Asset		Liability	Operating revenue	Net profit (loss)	Other comprehensive income (loss)	Total comprehensive income (loss)

Kiwoom-Shinhan Innovation Fund 2	~~W~~	26,475	176	16	(947)	—	(947)
Maple Mobility Fund		83,540	1	40,442	40,066	—	40,066
SJ ESG Innovative Growth Fund		14,689	—	4,319	4,195	—	4,195
AVES 1st Corporate Recovery Private Equity Fund		6,641	3	431	422	—	422
JS Shinhan Private Equity Fund		128,728	1	12	(2,098)	—	(2,098)
NH Kyobo AI Solution Investment Fund		12,601	—	2,182	2,002	—	2,002
Daishin Newgen New Technology Investment Fund 1st		11,298	25	184	38	(8,314)	(8,276)
META ESG Private Equity Fund I		21,380	—	2	(341)	—	(341)
SWFV FUND-1		22,678	—	—	(1,287)	—	(1,287)
PHAROS DK FUND		15,918	32	—	(403)	—	(403)
Shinhan VC tomorrow venture fund 1		68,808	850	2,775	(645)	—	(645)
Highland 2021-8 Fund		14,924	154	—	(228)	—	(228)
H-IOTA Fund		38,933	149	356	(64)	—	(64)
Stonebridge-Shinhan Unicorn Secondary Fund		34,621	—	3	(866)	—	(866)
Tres-Yujin Trust		20,010	3	1,114	1,111	—	1,111
Shinhan-Time mezzanine blind Fund		26,625	—	42	(3,260)	—	(3,260)
Capstone REITs No.26		16,709	9,006	—	(486)	—	(486)
JB Incheon-Bucheon REITS No.54		12,695	5	2	(26)	—	(26)
Hankook Smart Real Asset Investment Trust No.3		21,085	105	1,408	1,368	—	1,368
JB Hwaseong-Hadong REITs No.53		16,090	6	2	(27)	—	(27)
KB Oaktree Trust No.3		25,822	8	3,266	210	—	210
Daehan No.36 Office Asset Management Company		141,037	96,073	5,231	2,047	—	2,047
Rhinos Premier Mezzanine Private Investment Fund No.1		2,880	7	1,137	1,073	—	1,073
SH Real Estate Loan Investment Type Private Real Estate Investment Trust No.2		192,904	53	11,005	5,638	—	5,638

	2022
Investees	Asset		Liability	Operating revenue	Net profit (loss)	Other comprehensive income (loss)	Total comprehensive income (loss)
Shinhan JigaeNamsan Road Private Special Asset Investment Trust	~~W~~	163,349	82	5,679	5,076	—	5,076
SKS-Yozma Fund No.1		22,110	—	2,505	2,196	—	2,196
IBKC-METIS Global Contents Investment Fund		12,513	—	1	1,513	—	1,513
Keistone Unicorn Private Equity Fund		22,318	—	—	(176)	—	(176)
KB Distribution Private Real Estate 3-1		71,093	24	85	14	—	14
Pacific Private Investment Trust No.49-1		36,126	—	—	(23)	—	(23)
KIWOOM Real estate private placement fund for normal investors No. 31		14,278	14	435	260	—	260
RIFA Real estate private placement fund for normal investoes No. 51		14,343	28	218	170	—	170
Fivetree general private equity fund No.15		24,606	33	2,003	1,920	—	1,920
Shinhan-Kunicorn first Fund		25,658	—	10	(442)	—	(442)
Harvest Fund No.3		35,577	89	6,855	6,388	—	6,388
Shinhan Simone Fund I		12,468	—	24	(532)	—	(532)
Korea Investment develop seed Trust No.1		26,334	730	1,806	1,702	—	1,702
Tiger Green alpah Trust No.29		28,200	54	1,431	658	—	658
STIC ALT Global II Private Equity Fund		45,480	130	2	(649)	—	(649)
NH-Brain EV Fund		46,369	—	2	(5,631)	—	(5,631)
DDI LVC Master Real Estate Investment Trust Co., Ltd.		42,665	43	—	(1,466)	—	(1,466)
Find-Green New Deal 2nd Equity Fund		19,969	—	26	(181)	—	(181)
ShinhanFitrin 1st Technology Business Investment Association		27,520	76	1	(2,556)	—	(2,556)

	2022
Investees	Asset		Liability	Operating revenue	Net profit (loss)	Other comprehensive income (loss)	Total comprehensive income (loss)
PARATUS No.3 Private Equity Fund	~~W~~	19,372	123	—	(250)	—	(250)
Golden Route 2nd Startup Venture Specialized Private Equity Fund		13,272	58	73	14	—	14
Koramco Private Real Estate Fund 143		10,006	6	4	—	—	—
Korea Investment Top Mezzanine Private Real Esate Trust No.1		45,126	649	4,554	4,499	—	4,499
LB YoungNam Logistics Private Trust No.40		39,001	9	191	169	—	169
Shinhan-Cognitive Start-up Fund L.P.		30,744	386	899	384	—	384
IGEN2022 No.1 private Equity Fund		32,483	122	3,166	2,737	—	2,737
Cornerstone J&M Fund I		13,355	2	1	(147)	—	(147)
Logisvalley Shinhan REIT Co.,Ltd.		79,248	55,619	1,000	(296)	—	(296)
KDB Investment Global Healthcare Private Equity Fund I		143,070	276	—	(2,206)	—	(2,206)
Korea Investment Green Newdeal Infra Trust No.1		20,438	7	—	(70)	—	(70)
BTS 2nd Private Equity Fund		15,018	513	1	(625)	—	(625)
Shinhan Global Active REIT Co.Ltd.		192,742	98,372	—	(1,703)	—	(1,703)
NH-J&-IBKC Label Technology Fund		35,481	4	2	(123)	—	(123)
IMM Global Venture Opportunity, LP		8,775	—	—	—	—	—
Capstone Develop Frontier Trust		32,000	—	—	—	—	—
Nextrade Co., Ltd.		141,561	140	—	(2,323)	—	(2,323)
SH Sustainable Management ESG Short term Bond Security Feeder Investment Trust No.1		11,196	2	72	49	—	49

	2022
Investees	Asset		Liability	Operating revenue	Net profit (loss)	Other comprehensive income (loss)	Total comprehensive income (loss)
SH 1.5years Maturity Investment Type Security Investment Trust No.2	~~W~~	15,865	—	4	4	—	4
Eventus-IBKC LIB Fund		27,617	27	6	(4,409)	—	(4,409)
NH-Daishin-Kyobo healthcare 1 Fund		15,792	—	17	(208)	—	(208)
IBKC-Behigh Fund 1st		10,992	—	1	(108)	—	(108)
Nautic Green Innovation ESG Co-investment No.1 Private Equity Fund		16,569	150	1	(181)	—	(181)
ON No.1 Private Equity Fund		18,767	—	—	(2,233)	—	(2,233)
Digital New Deal Kappa Private Equity Fund		16,569	149	1	(180)	—	(180)

(*)	Excluded the financial information of associates that are not subject to equity method due to disposal or of which the financial information is not available as of end of the year.

Reconciliation of the financial information to the carrying values of its interests in the associates
(d)	Reconciliation of the financial information to the carrying value of its interests in the associates as of December 31, 2021 and 2022 are as follows:

	2021
Investees	Net assets (a)		Ownership (%) (b)	Interests in the net assets (a)*(b)	Intra-group transactions	Other	Carrying value

BNP Paribas Cardif Life Insurance	~~W~~	293,634	14.99	44,039	(17)	—	44,022
Songrim Partners(*1)		(62)	35.34	(22)	—	22	—
Partners 4th Growth Investment Fund		52,134	25.00	13,033	—	—	13,033
KTB Newlake Global Healthcare PEF(*1)		30,808	30.00	9,299	—	113	9,412
Shinhan-Neoplux Energy Newbiz Fund		65,211	31.66	16,032	—	—	16,032
Shinhan-Albatross tech investment Fund		20,213	50.00	10,389	—	—	10,389
VOGO Debt Strategy Qualified IV Private		35,896	20.00	7,179	—	—	7,179
Shinhan-Midas Donga Secondary Fund		7,902	50.00	3,951	—	—	3,951
ShinHan – Soo Young Entrepreneur Investment Fund No.1		17,608	24.00	4,226	—	—	4,226
Shinhan Praxis K-Growth Global Private Equity Fund		41,133	18.87	7,761	—	—	7,761
Kiwoom Milestone Professional Private Real Estate Trust 19		10,505	50.00	5,253	—	—	5,253
AIP EURO Green Private Real Estate Trust No.3		139,576	21.28	29,703	—	—	29,703
Shinhan Global Healthcare Fund 1(*1)		(3,464)	4.41	(153)	—	153	—

	2021
Investees	Net assets (a)		Ownership (%) (b)	Interests in the net assets (a)*(b)	Intra-group transactions	Other	Carrying value
KB NA Hickory Private Special Asset Fund	~~W~~	91,668	37.50	34,376	—	—	34,376
Koramco Europe Core Private Placement Real Estate Fund No.2-2		44,275	44.02	19,492	—	—	19,492
BNP Paribas Cardif General Insurance		61,431	5.46	3,354	—	—	3,354
Hermes Private Investment Equity Fund		33,537	29.17	9,782	—	—	9,782
Shinhan-Nvestor Liquidity Solution Fund		21,420	24.92	5,338	—	—	5,338
Shinhan AIM FoF Fund 1-A		36,623	25.00	9,156	—	—	9,156
IGIS Global Credit Fund 150-1		21,609	25.00	5,402	—	—	5,402
Partner One Value up I Private Equity Fund		28,273	27.91	7,891	—	—	7,891
Genesis No.1 Private Equity Fund		243,534	22.80	55,533	—	—	55,533
Korea Omega Project Fund III		18,234	23.53	4,290	—	—	4,290
Soo Delivery Platform Growth Fund		19,578	30.00	5,873	—	—	5,873
Genesis North America Power Company No.1 PEF		34,310	40.03	13,736	—	—	13,736
SH MAIN Professional Investment Type Private Mixed Asset Investment Trust No.3		178,069	23.33	41,549	—	—	41,549
Korea Finance Security		20,078	14.91	2,994	—	—	2,994
MIEL CO.,LTD.(*1)		(141)	28.77	(41)	—	41	—
AIP Transportation Specialized Privately Placed Fund Trust #1		97,097	35.73	34,688	—	—	34,688
E&Healthcare Investment Fund No.6		32,615	21.05	6,866	—	—	6,866
One Shinhan Global Fund 1		15,758	20.56	3,773	—	—	3,773
Kiwoom-Shinhan Innovation Fund I		23,462	50.00	11,731	—	—	11,731
Daishin-K&T New Technology Investment Fund		25,571	31.25	7,991	—	—	7,991
Midas Asset Global CRE Debt Private Fund No.6		117,347	41.16	48,305	—	—	48,305
Samchully Midstream Private Placement Special Asset Fund 5-4		65,931	42.92	27,471	—	—	27,471
SH Senior Loan Professional Investment Type Private Mixed Asset Investment Trust No.3		126,020	20.00	25,204	—	—	25,204
NH-Amundi Global Infrastructure Trust 14		61,004	30.00	18,301	—	—	18,301
Jarvis Memorial Private Investment Trust 1		10,210	99.01	10,109	—	—	10,109
Vestas Qualified Investors Private Real Estate Fund Investment Trust No.37		55,254	60.00	33,153	—	—	33,153
Milestone Private Real Estate Fund 3		57,842	32.06	18,544	—	—	18,544
Nomura-Rifa Private Real Estate Investment Trust 31		25,108	31.31	7,902	—	—	7,902
SH Senior Loan Professional Investment Type Private Mixed Asset Investment Trust No.2		48,124	21.27	10,236	—	—	10,236
Cape IT Fund No.3		30,599	32.89	10,065	—	—	10,065
FuturePlay-Shinhan TechInnovation Fund 1		14,297	50.00	7,149	—	—	7,149
Stonebridge Corporate 1st Fund		6,718	44.12	2,964	—	—	2,964
Vogo Realty Partners Private Real Estate Fund V		49,760	21.64	10,766	—	—	10,766

	2021
Investees	Net assets (a)		Ownership (%) (b)	Interests in the net assets (a)*(b)	Intra-group transactions	Other	Carrying value
Korea Credit Bureau	~~W~~	85,497	9.00	7,695	—	—	7,695
Goduck Gangil1 PFV Co., Ltd(*1)		(15,763)	1.04	(164)	—	164	—
SBC PFV Co., Ltd.(*2)		158,286	25.00	34,581	—	(4,995)	29,586
NH-amundi global infra private fund 16		104,016	50.00	52,008	—	—	52,008
IMM Global Private Equity Fund		359,415	33.00	118,615	—	—	118,615
HANA Alternative Estate Professional Private122		39,840	74.02	29,489	—	—	29,489
SH Corporate Professional Investment Type Private Security Investment Trust No.7		100,098	45.96	49,899	—	—	49,899

SH BNCT Professional Investment Type Private Special Asset Investment Trust		389,240	72.50	282,199	—	—	282,199
Deutsche Global Professional Investment Type Private Real Estate Investment Trust No. 24		54,158	52.28	28,312	—	—	28,312
BRAIN DO PROFESSIONALE PRIVATE No. 27		3,351	29.13	976	—	—	976
Sparklabs-Shinhan Opportunity Fund 1		9,372	49.50	4,640	—	—	4,640
BNW Tech-Innovation Private Equity Fund		19,702	29.85	5,881	—	—	5,881
IGIS Real-estate Private Investment Trust No.33		33,982	40.86	13,884	—	—	13,884
WWG Global Real Estate Investment Trust no.4		36,019	29.55	10,644	—	—	10,644
Goduck Gangil10 PFV Co., Ltd(*1)		(8,362)	19.90	(1,664)	—	1,664	—
Fidelis Global Private Real Estate Trust No.2		25,265	78.26	19,773	—	—	19,773
AIP EURO PRIVATE REAL ESTATE TRUST No. 12		171,489	28.70	49,217	—	—	49,217
Shinhan Healthcare Fund 2(*1)		(103)	13.68	(14)	—	14	—
Pebblestone CGV Private Real Estate Trust No.1		28,252	48.53	13,710	—	—	13,710
Shinhan AIM Real Estate Fund No.2		77,582	30.00	23,275	—	—	23,275
Shinhan AIM Real Estate Fund No.1		210,908	21.01	44,312	—	—	44,312
SH Daegu Green Power Cogeneration System Professional Investment Type Private Special Asset Investment Trust		149,627	22.02	32,948	—	—	32,948
SH Sangju YC Expressway Professional Investment Type Private Special Asset Investment Trust		70,401	29.19	20,550	—	—	20,550
SH Global Infrastructure Professional Investment Type Private Special Asset Investment Trust No.7-2		26,396	71.43	18,855	—	—	18,855
Korea Omega-Shinhan Project Fund I		14,488	50.00	7,244	—	—	7,244
ST-Bonanja Food tech		8,650	38.83	3,359	—	—	3,359
Samsung SRA Real Estate Professional Private 45		51,519	25.00	12,880	—	—	12,880
IBK Global New Renewable Energy Special Asset Professional Private2		110,012	28.98	31,887	—	—	31,887

	2021
Investees	Net assets (a)		Ownership (%) (b)	Interests in the net assets (a)*(b)	Intra-group transactions	Other	Carrying value
VS Cornerstone Fund	~~W~~	8,281	41.18	3,410	—	—	3,410
Aone Mezzanine Opportunity Professional Private		14,447	66.09	9,540	—	—	9,540
NH-Amundi US Infrastructure Private Fund2		104,313	25.91	27,024	—	—	27,024
KB Distribution Private Real Estate1		49,506	62.00	30,694	—	—	30,694
SH Japan Photovoltaic Private Special Asset Investment Trust No.2		43,385	30.00	13,016	—	—	13,016
Kakao-Shinhan 1st TNYT Fund		29,815	48.62	14,497	—	—	14,497
IMM Special Situation 1-2 PRIVATE EQUITY FUND		57,962	20.00	11,593	—	—	11,593
Pacific Private Placement Real Estate Fund No.40		46,898	24.73	11,598	—	—	11,598
Mastern Private Real Estate Loan Fund No.2		22,314	33.57	7,491	—	—	7,491
LB Scotland Amazon Fulfillment Center Fund 29		44,577	70.14	31,268	—	—	31,268
JR AMC Hungary Budapest Office Fund 16		37,274	32.57	12,140	—	—	12,140
EDNCENTRAL Co.,Ltd.(*1)		(2,487)	19.87	(494)	—	494	—
Future-Creation Neoplux Venture Capital Fund		18,569	16.25	3,017	—	—	3,017
Gyeonggi-Neoplux Superman Fund		36,195	21.76	7,878	—	—	7,878
NewWave 6th Fund		48,185	30.00	14,455	—	—	14,455
KTC-NP Growth Champ 2011-2 Private Equity Fund		71,829	5.56	3,990	—	—	3,990
Neoplux No.3 Private Equity Fund		226,008	10.00	22,601	—	—	22,601
PCC Amberstone Private Equity Fund I		105,169	21.67	22,790	—	—	22,790
KIAMCO POWERLOAN TRUST 4TH		95,634	47.37	45,301	—	—	45,301
Mastern Opportunity Seeking Real Estate Fund II		106,584	20.00	21,317	—	—	21,317
AION ELFIS PROFESSIONAL PRIVATE 1		22,112	20.00	4,422	—	—	4,422
T&F 2020 SS Private Equity Fund Specializing in Start-up and Venture Business		14,688	29.68	4,360	—	—	4,360
Neoplux Market-Frontier Secondary Fund		57,319	19.74	11,313	—	—	11,313
Harvest Private Equity Fund II		15,780	22.06	3,481	—	—	3,481
Synergy Green New Deal 1st New Technology Business Investment Fund		34,379	28.17	9,684	—	—	9,684
KAIM Real-estate Private Investment Trust 20		13,125	38.46	5,048	—	—	5,048
KIAMCO Vietnam Solar Special Asset Private Investment Trust		15,053	50.00	7,527	—	—	7,527
Daishin New Technology Investment Fund 5th		18,940	23.44	4,439	—	—	4,439
CSQUARE SNIPER PROFESSIONAL PRIVATE 10		5,194	62.50	3,247	—	—	3,247
Acurus Hyundai Investment Partners New Technology		17,600	26.79	4,714	—	—	4,714
IGIS GLIP Professional Investment Private Real Estate Investment Trust No. 1-1		60,681	97.10	63,944	—	—	63,944
IGIS GLIP Professional Investment Private Real Estate Investment Trust No. 1-2		60,681	97.10	63,944	—	—	63,944

	2021
Investees	Net assets (a)		Ownership (%) (b)	Interests in the net assets (a)*(b)	Intra-group transactions	Other	Carrying value

Pacific Sunny Professional Investors Private Placement Real Estate Investment Company No.45	~~W~~	40,385	25.00	14,778	—	—	14,778
SHINHAN-NEO Core Industrial Technology Fund		11,439	49.75	5,691	—	—	5,691
SHBNPP Green New Deal Energy Professional Investment Type Private Special Asset Investment Trust No.2		90,810	30.00	27,243	—	—	27,243
SIMONE Mezzanine Fund No.3		10,395	29.38	3,054	—	—	3,054
Eum Private Equity Fund No.7		37,495	21.00	7,873	—	—	7,873
Kiwoom Private Equity Ant-Man Startup Venture Specialized Private Equity Fund		30,375	25.00	7,594	—	—	7,594
Kiwoom Hero No.4 Private Equity Fund		20,449	21.05	4,305	—	—	4,305
Vogo Canister Professional Trust Private Fund I		112,433	36.53	41,072	—	—	41,072
SW-S Fund		22,191	30.30	6,724	—	—	6,724
CL Buyout 1st PEF		64,359	21.43	13,791	—	—	13,791
Timefolio The Venture-V second		22,060	20.73	4,572	—	—	4,572
Newlake Growth Capital Partners2 PEF		43,187	29.91	12,921	—	—	12,921
Shinhan Smilegate Global PEF I		23,469	14.21	3,336	—	—	3,336
Fount Professional Investors Private Investment Trust No.3		10,399	49.98	5,197	—	—	5,197
Genesis Eco No.1 PEF		38,365	29.01	11,130	—	—	11,130
SHINHAN-NEO Market-Frontier 2nd Fund		57,625	42.70	24,606	—	—	24,606
NH-Synergy Core Industrial New Technology Fund		17,430	36.93	6,437	—	—	6,437
J& Moorim Jade Investment Fund		22,259	24.89	5,540	—	—	5,540
Ulmus SHC innovation investment fund		21,601	24.04	5,192	—	—	5,192
Mirae Asset Partners X Private Equity Fund		22,002	35.71	7,858	—	—	7,858
T Core Industrial Technology 1st Venture PEF		14,413	31.47	4,535	—	—	4,535
Curious Finale Corporate Recovery Private Equity Fund		13,285	27.78	3,690	—	—	3,690
TI First Property Private Investment Trust 1		7,637	40.00	3,055	—	—	3,055
MPLUS Professional Private Real Estate Fund 25		7,896	41.67	3,290	—	—	3,290
IBKC Global Contents Investment Fund		20,265	24.39	4,943	—	—	4,943
Nautic Smart No.6 Private Equity Fund		10,533	37.74	3,974	—	—	3,974
Premier Luminous Private Equity Fund		25,167	27.78	6,991	—	—	6,991
Hanyang-Meritz 1 Fund		15,423	22.58	3,483	—	—	3,483
KNT 2ND PRIVATE EQUITY FUND		19,124	21.74	4,157	—	—	4,157

	2021
Investees	Net assets (a)		Ownership (%) (b)	Interests in the net assets (a)*(b)	Intra-group transactions	Other	Carrying value
Maple Mobility Fund	~~W~~	43,023	20.18	8,683	—	—	8,683
AVES 1st Corporate Recovery Private Equity Fund		6,215	76.19	4,736	—	—	4,736
JS Shinhan Private Equity Fund		130,966	3.85	5,037	—	—	5,037
Daishin Newgen New Technology Investment Fund 1 st		24,048	50.60	12,169	—	—	12,169
META ESG Private Equity Fund I		21,722	27.40	5,677	—	—	5,677
SWFV FUND-1		23,965	40.25	9,646	—	—	9,646
PHAROS DK FUND		16,289	24.24	3,949	—	—	3,949
Shinhan VC tomorrow venture fund 1		22,603	39.62	9,042	—	—	9,042
Highland 2021-8 Fund		14,998	32.67	4,899	—	—	4,899
Medicii 2021-3 Fund		39,202	24.81	9,728	—	—	9,728
Tres-Yujin Trust		19,989	50.00	9,995	—	—	9,995
Shinhan-Time mezzanine blind Fund		29,885	50.00	14,942	—	—	14,942
Capstone REITs No.26		8,790	50.00	4,395	—	—	4,395
JB Incheon-Bucheon REITS No.54		12,716	39.31	4,999	—	—	4,999
Hankook Smart Real Asset Investment Trust No.3		13,026	33.33	4,342	—	—	4,342
JB Hwaseong-Hadong REITs No.53		16,111	31.03	4,999	—	—	4,999
KB Oaktree Trust No.3		9,475	33.33	3,159	—	—	3,159
Daehan No.36 Office Asset Management Company(*1)		37,891	48.05	18,206	—	3,294	21,500
Rhinos Premier Mezzanine Private Investment Fund No.1		10,759	27.93	3,005	—	—	3,005
SH Real Estate Loan Investment Type Private Real Estate Investment Trust No.2		66,947	29.73	19,903	—	—	19,903
Shinhan JigaeNamsan Road Private Special Asset Investment Trust		161,390	24.85	40,105	—	—	40,105
SKS-Yozma Fund No.1		19,915	29.85	5,945	—	—	5,945
Others		666,941	—	367,840	—	1,492	369,332

	~~W~~	8,508,993	—	2,911,306	(17)	2,456	2,913,745

(*1)	Other represents the adjustments of fair value when acquired.
(*2)	The adjustments for others are the unrecognized equity method for preferred stocks without voting rights issued by the invested company.

	2022
Investees	Net assets (a)		Ownership (%) (b)	Interests in the net assets (a)*(b)	Intra-group transactions	Other	Carrying value

BNP Paribas Cardif Life Insurance	~~W~~	201,205	14.99	30,161	8	—	30,169
Partners 4th Growth Investment Fund		54,165	25.00	13,542	—	—	13,542
KTB Newlake Global Healthcare PEF		20,945	20.57	4,309	—	—	4,309
Shinhan-Neoplux Energy Newbiz Fund		65,814	31.66	20,837	—	—	20,837
Shinhan-Albatross tech investment Fund		24,507	50.00	12,253	—	—	12,253
Meritz AI-SingA330-A Investment Type Private Placement Special Asset Fund		17,716	23.89	4,232	—	—	4,232
Meritz AI-SingA330-B Investment Type Private Placement Special Asset Fund		8,563	20.16	1,726	—	—	1,726
VOGO Debt Strategy Qualified IV Private		30,420	20.00	6,085	—	—	6,085
Shinhan -Midas Dong-A Secondary Fund		8,863	50.00	4,431	—	—	4,431
ShinHan – Soo Young Entrepreneur Investment Fund No.1		18,391	24.00	4,414	—	—	4,414
Shinhan Praxis K-Growth Global Private Equity Fund		26,082	14.15	3,691	—	—	3,691
Kiwoom Milestone Professional Private Real Estate Trust 19		7,922	50.00	3,961	—	—	3,961
Shinhan Global Healthcare Fund 1 (*2)		(4,518)	4.41	(199)	—	199	—
KB NA Hickory Private Special Asset Fund		91,572	37.50	34,339	—	—	34,339
Koramco Europe Core Private Placement Real Estate Fund No.2-2		43,694	44.02	19,236	—	—	19,236
Hermes Private Investment Equity Fund		19,071	29.17	5,562	—	—	5,562
KDBC-Midas Dong-A Global contents Fund		18,393	23.26	4,277	—	—	4,277
Shinhan-Nvestor Liquidity Solution Fund		25,836	24.92	6,438	—	—	6,438
Shinhan AIM FoF Fund 1-A		40,444	25.00	10,110	—	—	10,110
IGIS Global Credit Fund 150-1		18,765	25.00	4,692	—	—	4,692

	2022
Investees	Net assets (a)		Ownership (%) (b)	Interests in the net assets (a)*(b)	Intra-group transactions	Other	Carrying value
Partner One Value up I Private Equity Fund	~~W~~	18,428	27.91	5,144	—	—	5,144
Genesis No.1 Private Equity Fund		262,823	22.80	59,924	—	—	59,924
Korea Omega Project Fund III		15,610	23.53	3,674	—	—	3,674
Genesis North America Power Company No.1 PEF		20,760	39.11	8,118	—	—	8,118
SHBNPP MAIN Professional Investment Type Private Mixed Asset Investment Trust No.3		185,333	23.33	43,244	—	—	43,244
MIEL CO.,LTD. (*2)		(143)	28.77	(41)	—	41	—
AIP Transportation Specialized Privately Placed Fund Trust #1		125,459	35.73	44,821	—	—	44,821
E&Healthcare Investment Fund No.6		2,839	21.05	597	—	—	597
One Shinhan Global Fund 1		9,495	20.52	1,948	—	—	1,948
Kiwoom-Shinhan Innovation Fund I		18,881	50.00	9,441	—	—	9,441
Midas Asset Global CRE Debt Private Fund No.6		138,538	41.16	57,029	—	—	57,029
Samchully Midstream Private Placement Special Asset Fund 5-4		71,352	42.92	30,624	—	—	30,624
SHBNPP Senior Loan Professional Investment Type Private Mixed Asset Investment Trust No.3		122,456	20.00	24,492	—	—	24,492
NH-Amundi Global Infrastructure Trust 14		69,919	30.00	20,975	—	—	20,975
Jarvis Memorial Private Investment Trust 1		9,883	99.01	9,786	—	—	9,786
Vestas Qualified Investors Private Real Estate Fund Investment Trust No.37		55,598	60.00	33,357	—	—	33,357
Milestone Private Real Estate Fund 3 (Derivative Type)		59,485	32.06	19,071	—	—	19,071
RIFA Real estate private placement fund for normal investors No. 31		23,519	31.31	7,364	—	—	7,364
SHBNPP Senior Loan Professional Investment Type Private Mixed Asset Investment Trust No.2		13,961	21.27	2,969	—	—	2,969
T&F 2019 bearing Private Equity Fund Specializing in Start-up and Venture Business		11,440	28.25	3,231	—	—	3,231

	2022
Investees	Net assets (a)		Ownership (%) (b)	Interests in the net assets (a)*(b)	Intra-group transactions	Other	Carrying value
FuturePlay-Shinhan TechInnovation Fund 1	~~W~~	13,832	50.00	6,916	—	—	6,916
Stonebridge Corporate 1st Fund		8,211	44.12	3,622	—	—	3,622
Vogo Realty Partners Private Real Estate Fund V		50,446	21.64	10,915	—	—	10,915
Korea Credit Bureau		55,999	9.00	5,039	—	—	5,039
Goduck Gangil1 PFV Co., Ltd.		5,715	1.04	60	—	—	60
SBC PFV Co., Ltd. (*3)		133,851	25.00	33,463	—	(4,995)	28,468
NH-amundi global infra private fund 16		112,423	50.00	56,211	—	—	56,211
IMM Global Private Equity Fund		446,586	33.00	147,384	—	—	147,384
SHBNPP BNCT Professional Investment Type Private Special Asset Investment Trust		362,830	72.50	263,052	—	—	263,052
Deutsche Global Professional Investment Type Private Real Estate Investment Trust No. 24		43,389	52.28	22,683	—	—	22,683
Sparklabs-Shinhan Opportunity Fund 1		9,356	49.50	4,631	—	—	4,631
BNW Tech-Innovation Private Equity Fund		19,540	29.85	5,833	—	—	5,833
IGIS Real-estate Private Investment Trust No.33		35,618	40.86	14,552	—	—	14,552
WWG Global Real Estate Investment Trust no.4		34,959	29.55	10,331	—	—	10,331
Goduck Gangil10 PFV Co., Ltd.		16,263	19.90	3,236	—	—	3,236
Fidelis Global Private Real Estate Trust No.2 (*1)		30,185	79.70	24,055	—	(2,110)	21,945
AIP EURO PRIVATE REAL ESTATE TRUST No. 12		168,735	28.70	48,427	—	—	48,427
Shinhan Global Healthcare Fund 2 (*2)		(160)	13.68	(22)	—	22	—
Shinhan AIM Real Estate Fund No.2		84,140	30.00	25,243	—	—	25,243
Shinhan AIM Real Estate Fund No.1		212,475	21.01	44,642	—	—	44,642
SHBNPP Daegu Green Power Cogeneration System Professional Investment Type Private Special Asset Investment Trust		148,161	22.02	32,627	—	—	32,627
SHBNPP Sangju YC Expressway Professional Investment Type Private Special Asset Investment Trust		66,107	29.19	19,296	—	—	19,296

	2022
Investees	Net assets (a)		Ownership (%) (b)	Interests in the net assets (a)*(b)	Intra-group transactions	Other	Carrying value

SHBNPP Global Infrastructure Professional Investment Type Private Special Asset Investment Trust No.7-2	~~W~~	34,437	71.43	24,598	—	—	24,598
Korea Omega-Shinhan Project Fund I		20,043	50.00	10,022	—	—	10,022
ST-Bonanja Food tech		6,775	38.83	2,631	—	—	2,631
Samsung SRA Real Estate Professional Private 45[FoFs] (*1)		86,123	25.00	21,531	—	119	21,650
IBK Global New Renewable Energy Special Asset Professional Private2		115,270	28.98	33,412	—	—	33,412
VS Cornerstone Fund		8,098	41.18	3,335	—	—	3,335
Aone Mezzanine Opportunity Professional Private		7,777	64.41	5,009	—	—	5,009
NH-Amundi US Infrastructure Private Fund2		123,291	25.91	31,941	—	—	31,941
SHBNPP Japan Photovoltaic Private Special Asset Investment Trust No.2		21,103	30.00	6,332	—	—	6,332
Kakao-Shinhan 1st TNYT Fund		43,869	48.62	21,330	—	—	21,330
IMM Special Situation 1-2 PRIVATE EQUITY FUND		13,019	20.00	2,603	—	—	2,603
Pacific Private Placement Real Estate Fund No.40		46,997	24.73	11,622	—	—	11,622
Mastern Private Real Estate Loan Fund No.2		19,025	33.57	6,387	—	—	6,387
LB Scotland Amazon Fulfillment Center Fund 29		42,252	70.14	29,637	—	—	29,637
JR AMC Hungary Budapest Office Fund 16		38,247	32.57	12,457	—	—	12,457
EDNCENTRAL Co.,Ltd. (*2)		(23,437)	13.47	(3,156)	—	3,156	—
Future-Creation Neoplux Venture Capital Fund		26,160	16.25	4,251	—	—	4,251
Gyeonggi-Neoplux Superman Fund		25,116	21.76	5,467	—	—	5,467
NewWave 6th Fund		45,132	30.00	13,540	—	—	13,540
KTC-NP Growth Champ 2011-2 Private Equity Fund		21,721	5.56	1,207	—	—	1,207
Neoplux No.3 Private Equity Fund		204,529	10.00	20,454	—	—	20,454

	2022
Investees	Net assets (a)		Ownership (%) (b)	Interests in the net assets (a)*(b)	Intra-group transactions	Other	Carrying value
PCC Amberstone Private Equity Fund I	~~W~~	86,685	21.67	18,785	—	—	18,785
KIAMCO POWERLOAN TRUST 4TH		91,884	47.37	43,524	—	—	43,524
Mastern Opportunity Seeking Real Estate Fund II		73,544	20.00	14,710	—	—	14,710
AION ELFIS PROFESSIONAL PRIVATE 1		17,831	20.00	3,566	—	—	3,566
T&F 2020 SS Private Equity Fund Specializing in Start-up and Venture Business		19,235	29.68	5,709	—	—	5,709
Neoplux Market-Frontier Secondary Fund		70,729	19.74	13,960	—	—	13,960
Harvest Private Equity Fund II		14,230	22.06	3,139	—	—	3,139
Synergy Green New Deal 1st New Technology Business Investment Fund		37,743	28.17	10,632	—	—	10,632
KAIM Real-estate Private Investment Trust 20		3,089	38.46	1,187	—	—	1,187
KIAMCO Vietnam Solar Special Asset Private Investment Trust		13,455	50.00	6,727	—	—	6,727
Daishin New Technology Investment Fund 5 th		10,369	23.44	2,430	—	—	2,430
SHINHAN-NEO Core Industrial Technology Fund		18,913	49.75	9,409	—	—	9,409
SHBNPP Green New Deal Energy Professional Investment Type Private Special Asset Investment Trust No.2		83,417	30.00	25,024	—	—	25,024
SIMONE Mezzanine Fund No.3		10,419	28.97	3,017	—	—	3,017
Eum Private Equity Fund No.7		43,673	21.00	9,170	—	—	9,170
Kiwoom Hero No.4 Private Equity Fund		16,705	21.05	3,517	—	—	3,517
Vogo Canister Professional Trust Private Fund I		127,747	36.27	46,329	—	—	46,329
SW-S Fund		23,919	30.30	7,248	—	—	7,248
CL Buyout 1st PEF		59,930	21.43	12,842	—	—	12,842
Timefolio The Venture-V second		19,764	20.73	4,096	—	—	4,096
Newlake Growth Capital Partners2 PEF		41,766	29.91	12,496	—	—	12,496

	2022
Investees	Net assets (a)		Ownership (%) (b)	Interests in the net assets (a)*(b)	Intra-group transactions	Other	Carrying value
Shinhan Smilegate Global PEF I (*1)	~~W~~	28,792	14.21	4,091	—	(320)	3,771
Genesis Eco No.1 PEF		39,359	29.01	11,418	—	—	11,418
SHINHAN-NEO Market-Frontier 2nd Fund		80,610	42.70	34,420	—	—	34,420
NH-Synergy Core Industrial New Technology Fund		17,269	36.93	6,377	—	—	6,377
J& Moorim Jade Investment Fund		21,836	24.89	5,434	—	—	5,434
Helios-KDBC Digital Contents 1 st		14,431	23.26	3,356	—	—	3,356
Ulmus SHC innovation investment fund		20,326	24.04	4,886	—	—	4,886
Mirae Asset Partners X Private Equity Fund		21,817	35.71	7,792	—	—	7,792
T Core Industrial Technology 1st Venture PEF		14,393	31.47	4,529	—	—	4,529
Curious Finale Corporate Recovery Private Equity Fund		12,925	27.78	3,591	—	—	3,591
TI First Property Private Investment Trust 1		7,817	40.00	3,127	—	—	3,127
MPLUS Professional Private Real Estate Fund 25		10,153	41.67	4,231	—	—	4,231
IBKC Global Contents Investment Fund		18,661	24.39	4,552	—	—	4,552
Nautic Smart No.6 Private Equity Fund		3,121	37.74	1,178	—	—	1,178
Premier Luminous Private Equity Fund		35,700	25.12	8,966	—	—	8,966
Hanyang-Meritz 1 Fund		15,348	22.58	3,466	—	—	3,466
KNT 2ND PRIVATE EQUITY FUND (*1)		5,177	21.74	1,124	—	(174)	950
Kiwoom-Shinhan Innovation Fund 2		26,299	42.86	11,271	—	—	11,271
Maple Mobility Fund		83,539	20.18	16,859	—	—	16,859
SJ ESG Innovative Growth Fund		14,689	28.57	4,197	—	—	4,197
AVES 1st Corporate Recovery Private Equity Fund		6,638	76.19	5,057	—	—	5,057
JS Shinhan Private Equity Fund		128,727	3.85	4,953	—	—	4,953
NH Kyobo AI Solution Investment Fund		12,601	26.09	3,288	—	—	3,288
Daishin Newgen New Technology Investment Fund 1st		11,273	50.60	5,704	—	—	5,704

	2022
Investees	Net assets (a)		Ownership (%) (b)	Interests in the net assets (a)*(b)	Intra-group transactions	Other	Carrying value
META ESG Private Equity Fund I	~~W~~	21,380	27.40	5,857	—	—	5,857
SWFV FUND-1		22,678	40.25	9,128	—	—	9,128
PHAROS DK FUND		15,886	24.14	3,835	—	—	3,835
Shinhan VC tomorrow venture fund 1		67,958	39.62	26,926	—	—	26,926
Highland 2021-8 Fund		14,770	32.67	4,826	—	—	4,826
H-IOTA Fund		38,784	24.81	9,623	—	—	9,623
Stonebridge-Shinhan Unicorn Secondary Fund		34,621	17.57	6,082	—	—	6,082
Tres-Yujin Trust		20,007	50.00	10,004	—	—	10,004
Shinhan-Time mezzanine blind Fund		26,625	50.00	13,312	—	—	13,312
Capstone REITs No.26		7,703	50.00	3,852	—	—	3,852
JB Incheon-Bucheon REITS No.54		12,690	39.31	4,989	—	—	4,989
Hankook Smart Real Asset Investment Trust No.3		20,980	33.33	6,993	—	—	6,993
JB Hwaseong-Hadong REITs No.53		16,084	31.03	4,991	—	—	4,991
KB Oaktree Trust No.3		25,814	33.33	8,605	—	—	8,605
Daehan No.36 Office Asset Management Company (*1)		44,964	48.05	21,604	—	454	22,058
Rhinos Premier Mezzanine Private Investment Fund No.1 (*1)		2,873	27.93	802	—	2,071	2,873
SH Real Estate Loan Investment Type Private Real Estate Investment Trust No.2		192,851	29.73	57,334	—	—	57,334
Shinhan JigaeNamsan Road Private Special Asset Investment Trust		163,267	24.85	40,571	—	—	40,571
SKS-Yozma Fund No.1		22,110	29.85	6,599	—	—	6,599
IBKC-METIS Global Contents Investment Fund		12,513	36.36	4,550	—	—	4,550
Keistone Unicorn Private Equity Fund		22,318	28.00	6,249	—	—	6,249
KB Distribution Private Real Estate 3-1		71,069	37.50	26,651	—	—	26,651
Pacific Private Investment Trust No.49-1		36,126	79.28	28,641	—	—	28,641

	2022
Investees	Net assets (a)		Ownership (%) (b)	Interests in the net assets (a)*(b)	Intra-group transactions	Other	Carrying value

KIWOOM Real estate private placement fund for normal investors No. 31	~~W~~ 	14,264	60.00	8,558	—	—	8,558
RIFA Real estate private placement fund for normal investoes No. 51		14,315	40.00	5,726	—	—	5,726
Fivetree general private equity fund No.15		24,573	49.98	12,281	—	—	12,281
Shinhan-Kunicorn first Fund		25,658	38.31	9,831	—	—	9,831
Harvest Fund No.3		35,488	44.67	15,854	—	—	15,854
Shinhan Simone Fund I		12,468	38.46	4,796	—	—	4,796
Korea Investment develop seed Trust No.1		25,604	40.00	10,242	—	—	10,242
Tiger Green alpah Trust No.29		28,146	95.24	26,806	—	—	26,806
STIC ALT Global II Private Equity Fund		45,350	21.74	9,859	—	—	9,859
NH-Brain EV Fund		46,369	25.00	11,592	—	—	11,592
DDI LVC Master Real Estate Investment Trust Co., Ltd. (*1)		42,622	15.00	6,393	—	12	6,405
Find-Green New Deal 2nd Equity Fund		19,969	22.57	4,508	—	—	4,508
ShinhanFitrin 1st Technology Business Investment Association		27,444	16.17	4,437	—	—	4,437
PARATUS No.3 Private Equity Fund		19,249	25.64	4,936	—	—	4,936
Golden Route 2nd Startup Venture Specialized Private Equity Fund		13,214	22.73	3,003	—	—	3,003
Koramco Private Real Estate Fund 143		10,000	30.30	3,030	—	—	3,030
Korea Investment Top Mezzanine Private Real Esate Trust No.1		44,477	22.22	9,885	—	—	9,885
LB YoungNam Logistics Private Trust No.40		38,992	25.00	9,748	—	—	9,748
Shinhan-Cognitive Start-up Fund L.P. (*1)		30,358	32.74	9,939	—	14	9,953
IGEN2022 No.1 private Equity Fund		32,361	27.95	9,045	—	—	9,045
Cornerstone J&M Fund I		13,353	26.67	3,561	—	—	3,561
Logisvalley Shinhan REIT Co.,Ltd. (*1)		23,629	20.27	4,790	—	(986)	3,804

	2022
Investees	Net assets (a)		Ownership (%) (b)	Interests in the net assets (a)*(b)	Intra-group transactions	Other	Carrying value
KDB Investment Global Healthcare Private Equity Fund I	~~W~~	142,794	24.14	34,468	—	—	34,468
Korea Investment Green Newdeal Infra Trust No.1		20,431	27.97	5,714	—	—	5,714
BTS 2nd Private Equity Fund		14,505	26.00	3,772	—	—	3,772
Shinhan Global Active REIT Co.Ltd.		94,370	20.37	19,222	—	—	19,222
NH-J&-IBKC Label Technology Fund		35,477	27.81	9,866	—	—	9,866
IMM Global Venture Opportunity, LP		8,775	35.50	3,115	—	—	3,115
Capstone Develop Frontier Trust		32,000	21.43	6,857	—	—	6,857
Nextrade Co., Ltd. (*1)		141,421	8.00	11,314	—	(1,614)	9,700
SH Sustainable Management ESG Short term Bond Security Feeder Investment Trust No.1		11,194	26.90	3,011	—	—	3,011
SH 1.5years Maturity Investment Type Security Investment Trust No.2		15,865	29.00	4,601	—	—	4,601
Eventus-IBKC LIB Fund		27,590	21.88	6,035	—	—	6,035
NH-Daishin-Kyobo healthcare 1 Fund		15,792	25.00	3,948	—	—	3,948
IBKC-Behigh Fund 1 st		10,992	29.73	3,268	—	—	3,268
Nautic Green Innovation ESG Co-investment No.1 Private Equity Fund		16,419	24.10	3,956	—	—	3,956
ON No.1 Private Equity Fund		18,767	28.57	5,362	—	—	5,362
Digital New Deal Kappa Private Equity Fund		16,420	30.12	4,946	—	—	4,946
Others		797,590	—	228,801	—	1,422	230,223

	~~W~~	9,416,618	—	2,907,155	8	(2,689)	2,904,474

(*1)	Other represents the adjustments of fair value when acquired.
(*2)
Others are the amount of fair value adjustments that occurred at the time of acquisition and accumulated losses that were not recognized due to the suspension of equity method recognition as the investment account balance became “0” due to the accumulation of losses for the current period.

(*3)	The adjustments for others are the unrecognized equity method for preferred stocks without voting rights issued by the invested company.

The unrecognized and cumulative unrecognized equity method losses
(e)	The unrecognized equity method losses as of and for the years ended December 31, 2021 and 2022 are as follows:

	2021
Investees	Unrecognized equity method losses		Cumulative unrecognized equity method losses
Songrim Partners	~~W~~	—	(22)
MIEL CO.,LTD.		(16)	(41)
Goduck Gangil1 PFV Co.,Ltd.		(19)	(164)
Goduck Gangil10 PFV Co.,Ltd.		(1,664)	(1,664)
Shinhan Global Healthcare Fund 1		(153)	(153)
Shinhan Global Healthcare Fund 2		(14)	(14)
EDNCENTRAL Co.,Ltd.		(494)	(494)

	~~W~~	(2,360)	(2,552)

	2022
Investees	Unrecognized equity method losses		Cumulative unrecognized equity method losses
MSTEEL Co.,Ltd.	~~W~~	(371)	(371)
MIEL CO.,LTD.		—	(41)
Shinhan Global Healthcare Fund 1		(61)	(214)
Shinhan Global Healthcare Fund 2		(82)	(96)
EDNCENTRAL Co.,Ltd.		(504)	(998)

	~~W~~	(1,018)	(1,720)